UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.5%)
Agency Adjustable Rate Mortgages (0.4%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
2.53%, 7/1/45	$484	$495
Federal National Mortgage Association,
Conventional Pool:
2.35%, 12/1/45	208	213
		708
Agency Fixed Rate Mortgages (20.5%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.00%, 4/1/47 (a)	2,520	2,497
Gold Pools:
3.50%, 1/1/44 – 2/1/45	2,110	2,168
4.00%, 12/1/41 – 10/1/44	1,447	1,520
5.41%, 7/1/37 – 8/1/37	33	37
5.44%, 1/1/37 – 6/1/38	107	118
5.46%, 5/1/37 – 1/1/38	104	115
5.48%, 8/1/37 – 10/1/37	62	69
5.50%, 8/1/37 – 4/1/38	111	123
5.52%, 9/1/37 – 1/1/38	28	31
5.62%, 12/1/36 – 12/1/37	91	101
6.00%, 8/1/37 – 5/1/38	33	37
6.50%, 9/1/32	25	28
7.50%, 5/1/35	54	63
8.00%, 8/1/32	35	41
8.50%, 8/1/31	43	51
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/32 (a)	1,935	1,984
3.50%, 4/1/47 (a)	9,376	9,591
4.00%, 4/1/47 (a)	4,234	4,441
Conventional Pools:
3.00%, 5/1/30 – 4/1/45	1,645	1,652
3.50%, 8/1/45 – 3/1/47	3,109	3,189
4.00%, 11/1/41 – 1/1/46	3,780	3,969
4.50%, 8/1/40 – 11/1/44	2,008	2,169
5.00%, 7/1/40	179	196
5.62%, 12/1/36	34	37
6.00%, 12/1/38	592	669
6.50%, 11/1/27 – 10/1/38	40	46
7.00%, 6/1/29 – 2/1/33	42	44
7.50%, 8/1/37	96	116
8.00%, 4/1/33	76	92
8.50%, 10/1/32	70	87
9.50%, 4/1/30	13	15
Government National Mortgage Association,
April TBA:
3.50%, 4/20/47 (a)	620	643
Various Pools:
3.50%, 11/20/40 – 7/20/46	1,240	1,287
4.00%, 7/15/44	546	579
5.48%, 9/20/37	9	10

9.00%, 1/15/25	2	1
		37,816
Asset-Backed Securities (9.4%)
American Homes 4 Rent,
6.07%, 10/17/45 (b)	490	532
AMSR Trust,
2.34%, 11/17/33 (b)(c)	700	707
Bayview Opportunity Master Fund IIIb Trust,
3.47%, 7/28/18 (b)	373	372
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)	495	500
CVS Pass-Through Trust,
6.04%, 12/10/28	248	279
8.35%, 7/10/31 (b)	164	212
GMAT Trust,
4.25%, 9/25/20 (b)	565	567
Green Tree Agency Advance Funding Trust I,
2.38%, 10/15/48 (b)	700	695
Invitation Homes Trust,
4.94%, 9/17/31 (b)(c)	1,000	1,004
5.69%, 8/17/32 (b)(c)	945	966
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (b)	414	421
Nationstar HECM Loan Trust,
4.11%, 11/25/25 (b)	614	615
4.36%, 2/25/26 (b)	700	700
5.68%, 8/25/26 (b)	450	456
6.54%, 6/25/26 (b)	450	473
NovaStar Mortgage Funding Trust,
1.51%, 12/25/33 (c)	599	575
NRZ Excess Spread-Collateralized Notes,
5.68%, 7/25/21 (b)	706	706
OnDeck Asset Securitization Trust II LLC,
4.21%, 5/17/20 (b)	500	500
PennyMac 2015-NPL1 LLC,
4.00%, 3/25/55 (b)	640	644
PNMAC GMSR Issuer Trust,
5.73%, 2/25/50 (b)(c)	650	651
Pretium Mortgage Credit Partners LLC,
1.00%, 4/29/31 (b)	711	711
PRPM LLC,
4.00%, 9/27/21 (b)	421	420
RMAT LLC,
4.83%, 6/25/35 (b)	480	476
Silver Bay Realty Trust,
4.49%, 9/17/31 (b)(c)	700	701
Skopos Auto Receivables Trust,
3.10%, 12/15/23 (b)	62	62
3.55%, 2/15/20 (b)	147	147
Tricon American Homes Trust,
5.77%, 11/17/33 (b)	460	460
U-Haul S Fleet LLC,
4.90%, 10/25/23 (b)	303	304
VOLT LIV LLC,
3.63%, 2/25/47 (b)	394	393
VOLT NPL X LLC,
4.75%, 10/26/54 (b)	493	492
VOLT XIX LLC,
5.00%, 4/25/55 (b)	300	300

VOLT XXII LLC,
4.25%, 2/25/55 (b)	299	294
VOLT XXXI LLC,
4.50%, 2/25/55 (b)	399	398
VOLT XXXIII LLC,
4.25%, 3/25/55 (b)	694	685
		17,418
Collateralized Mortgage Obligations - Agency Collateral Series (2.6%)
Federal Home Loan Mortgage Corporation,
3.60%, 6/25/48 (b)(c)	468	413
3.95%, 10/25/48 (b)(c)	750	666
5.13%, 12/25/26 (b)(c)	195	197
5.83%, 7/25/23 (c)	408	412
6.03%, 7/25/26 (b)(c)	262	266
IO REMIC
5.09%, 11/15/43 – 6/15/44(c)	3,432	596
5.14%, 4/15/39 (c)	989	97
IO STRIPS
7.50%, 12/15/29	5	2
Federal National Mortgage Association,
IO
5.41%, 9/25/20 (c)	3,712	430
IO REMIC
6.00%, 5/25/33 – 7/25/33	250	65
IO STRIPS
6.50%, 12/25/29 (c)	3	—	@
7.00%, 11/25/19 (c)	2	—	@
8.00%, 4/25/24	3	—	@
8.00%, 6/25/35 (c)	29	6
9.00%, 11/25/26	2	—	@
REMIC
7.00%, 9/25/32	48	56
Government National Mortgage Association,
IO
0.81%, 8/20/58 (c)	6,110	165
3.50%, 5/20/43	1,385	298
5.00%, 2/16/41	163	36
5.12%, 11/16/40 (c)	1,349	245
5.17%, 7/16/33 (c)	1,996	133
5.25%, 3/20/43 (c)	1,284	224
5.52%, 5/20/40 (c)	1,546	305
IO PAC
5.17%, 10/20/41 (c)	2,570	270
		4,882
Commercial Mortgage-Backed Securities (8.7%)
Citigroup Commercial Mortgage Trust,
3.86%, 9/15/27 (b)(c)	800	759
IO
0.90%, 11/10/48 (c)	2,731	143
0.97%, 9/10/58 (c)	9,521	578
COMM Mortgage Trust,
4.75%, 12/10/23 (b)(c)	985	922
5.04%, 8/10/46 (b)(c)	740	710
IO
0.21%, 7/10/45 (c)	11,935	83
0.98%, 10/10/47 (c)	4,167	176
1.25%, 7/15/47 (c)	3,820	211
Cosmopolitan Hotel Trust,
4.41%, 11/15/33 (b)(c)	280	285

CSMC Trust,
5.06%, 3/15/28 (b)(c)	200	201
5.37%, 11/15/33 (b)(c)	544	547
EQTY Mortgage Trust,
4.30%, 5/8/31 (b)(c)	700	697
GS Mortgage Securities Trust,
4.76%, 8/10/46 (b)(c)	500	479
IO
0.86%, 9/10/47 (c)	5,291	238
1.28%, 10/10/49 (c)	7,368	649
1.37%, 10/10/48 (c)	5,255	441
HILT Mortgage Trust,
2.77%, 7/15/29 (b)(c)	600	576
JP Morgan Chase Commercial Mortgage Securities Trust,
4.57%, 7/15/47 (b)(c)	1,030	816
5.46%, 12/12/43	35	35
IO
0.61%, 4/15/46 (c)	6,000	178
0.82%, 12/15/49 (c)	3,244	162
1.13%, 7/15/47 (c)	9,540	432
JPMBB Commercial Mortgage Securities Trust,
3.96%, 9/15/47 (b)(c)	722	589
4.67%, 4/15/47 (b)(c)	704	626
IO
1.09%, 8/15/47 (c)	4,167	241
LB-UBS Commercial Mortgage Trust,
6.25%, 9/15/45 (c)	500	510
Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (b)	870	721
4.50%, 9/15/58 (b)(c)	456	388
IO
1.05%, 12/15/49 (c)	4,986	307
1.66%, 11/15/49 (c)	6,210	660
WF-RBS Commercial Mortgage Trust,
3.50%, 8/15/47 (b)	900	681
3.80%, 11/15/47 (b)(c)	925	672
3.99%, 5/15/47 (b)	526	401
4.14%, 5/15/45 (b)(c)	385	351
4.98%, 9/15/46 (b)(c)	735	703
		16,168
Corporate Bonds (35.7%)
Finance (15.2%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19	360	370
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	175	175
Ally Financial, Inc.,
3.25%, 2/13/18	10	10
4.25%, 4/15/21	350	358
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	200	205
American International Group, Inc.
4.88%, 6/1/22	275	298
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	375	360
Bank of America Corp.,
6.11%, 1/29/37	100	117
MTN
4.00%, 1/22/25	960	961

4.20%, 8/26/24	125	127
5.00%, 1/21/44	200	219
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	350	363
BNP Paribas SA,
3.80%, 1/10/24 (b)	250	249
5.00%, 1/15/21	150	162
Boston Properties LP
3.80%, 2/1/24	145	149
BPCE SA
5.15%, 7/21/24 (b)	550	566
Brookfield Asset Management, Inc.
5.80%, 4/25/17	135	135
Brookfield Finance LLC
4.00%, 4/1/24	525	529
Capital One Bank USA NA
3.38%, 2/15/23	510	510
Capital One Financial Corp.
2.45%, 4/24/19	125	126
Citigroup, Inc.,
3.89%, 1/10/28 (c)	300	302
4.45%, 9/29/27	175	177
5.50%, 9/13/25	250	274
6.68%, 9/13/43	100	128
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	249
Colony NorthStar, Inc.
5.00%, 4/15/23	275	277
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)	250	269
Cooperatieve Rabobank UA,
3.88%, 2/8/22	25	26
3.95%, 11/9/22	625	642
Credit Agricole SA
3.88%, 4/15/24 (b)	500	517
Credit Suisse AG
6.00%, 2/15/18	5	5
Credit Suisse Group AG
3.57%, 1/9/23 (b)	275	275
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/26	275	285
Discover Bank
7.00%, 4/15/20	320	357
Discover Financial Services
3.95%, 11/6/24	275	276
Extra Space Storage LP
3.13%, 10/1/35 (b)	250	259
Federal Realty Investment Trust
3.63%, 8/1/46	250	220
Five Corners Funding Trust
4.42%, 11/15/23 (b)	275	293
GE Capital International Funding Co.
2.34%, 11/15/20	468	470
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	435	538
MTN
4.80%, 7/8/44	175	186
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	478

Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (b)	325	318
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	365	397
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	565	592
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	325	326
HSBC Finance Corp.
6.68%, 1/15/21	425	481
HSBC Holdings PLC
4.25%, 3/14/24	550	559
HSBC USA, Inc.
3.50%, 6/23/24	250	255
Humana, Inc.
3.95%, 3/15/27	225	231
ING Bank N.V.
5.80%, 9/25/23 (b)	520	579
ING Groep N.V.
6.00%, 4/16/20 (c)(d)	200	200
Intesa Sanpaolo SpA
5.25%, 1/12/24	300	316
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	495	502
JPMorgan Chase & Co.,
3.13%, 1/23/25	400	393
4.13%, 12/15/26	550	562
LeasePlan Corp. N.V.
2.88%, 1/22/19 (b)	475	477
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (b)	125	127
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	260	293
MetLife, Inc.
5.70%, 6/15/35	150	180
Nationwide Building Society,
3.90%, 7/21/25 (b)	200	208
6.25%, 2/25/20 (b)	545	603
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	190	197
Prudential Financial, Inc.,
MTN
6.63%, 12/1/37	165	214
Realty Income Corp.
3.25%, 10/15/22	350	354
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	625	617
Santander UK Group Holdings PLC
3.57%, 1/10/23	900	901
Shutterfly, Inc.
0.25%, 5/15/18 (e)	275	276
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20 (b)	500	504
Spirit Realty Capital, Inc.
3.75%, 5/15/21	275	282
Standard Chartered PLC
3.05%, 1/15/21 (b)	375	376
Swedbank AB
2.38%, 2/27/19 (b)	270	272
TD Ameritrade Holding Corp.
3.63%, 4/1/25	475	488

Toronto-Dominion Bank (The)
3.63%, 9/15/31 (c)	425	417
Travelers Cos., Inc. (The)
3.75%, 5/15/46	200	190
UBS Group Funding Co.
2.95%, 9/24/20 (b)	525	529
UnitedHealth Group, Inc.,
2.88%, 3/15/23	750	753
3.75%, 7/15/25	300	314
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%, 10/5/20 (b)	450	459
Wells Fargo & Co.,
3.00%, 10/23/26	725	695
5.61%, 1/15/44	250	287
		28,216
Industrials (19.5%)
21st Century Fox America, Inc.
4.75%, 9/15/44	275	279
Abbott Laboratories
3.75%, 11/30/26	575	575
Air Liquide Finance SA
1.75%, 9/27/21 (b)	225	218
Akamai Technologies, Inc.
0.00%, 2/15/19	275	273
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	200	209
Amazon.com, Inc.
3.80%, 12/5/24	475	504
Anadarko Petroleum Corp.,
5.55%, 3/15/26 (e)	375	417
6.45%, 9/15/36	225	266
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24 (e)	425	440
4.90%, 2/1/46	425	461
Apple, Inc.,
2.40%, 5/3/23	265	261
2.45%, 8/4/26	225	213
4.45%, 5/6/44	250	259
AT&T, Inc.,
4.25%, 3/1/27	225	228
4.50%, 3/9/48	655	585
5.15%, 3/15/42	50	50
Baidu, Inc.
2.75%, 6/9/19	450	456
Barrick Gold Corp.
4.10%, 5/1/23 (e)	235	252
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	150	168
Boston Scientific Corp.
3.85%, 5/15/25	425	432
BP Capital Markets PLC,
3.12%, 5/4/26	375	367
3.25%, 5/6/22	425	434
CBS Corp.
4.60%, 1/15/45	175	171
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	300	318
6.48%, 10/23/45	300	347

Citrix Systems, Inc.
0.50%, 4/15/19	200	252
CNH Industrial Capital LLC
4.38%, 11/6/20	300	311
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	420	410
Comcast Corp.
4.60%, 8/15/45	210	218
Continental Airlines Pass-Thru Certificates
6.13%, 4/29/18	150	156
Crown Castle International Corp.
5.25%, 1/15/23	5	6
Daimler Finance North America LLC
2.25%, 7/31/19 (b)	465	467
DCP Midstream Operating LP
5.35%, 3/15/20 (b)	169	176
Delta Air Lines, Inc.
2.88%, 3/13/20	300	303
Deutsche Telekom International Finance BV
3.60%, 1/19/27 (b)	300	299
DISH DBS Corp.
5.88%, 11/15/24	350	369
Dollar General Corp.,
1.88%, 4/15/18	275	275
3.25%, 4/15/23	375	375
Eldorado Gold Corp.
6.13%, 12/15/20 (b)(e)	295	304
Enable Midstream Partners LP
3.90%, 5/15/24	250	244
Experian Finance PLC
2.38%, 6/15/17 (b)	495	496
Express Scripts Holding Co.
4.50%, 2/25/26	275	283
Exxon Mobil Corp.
4.11%, 3/1/46	325	335
Ford Motor Credit Co., LLC,
3.20%, 1/15/21	200	202
5.00%, 5/15/18	400	413
General Motors Co.
6.60%, 4/1/36	125	144
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	125	164
Goldcorp, Inc.
3.70%, 3/15/23	436	445
HCA, Inc.
4.75%, 5/1/23	465	486
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)	435	466
Home Depot, Inc.
5.88%, 12/16/36	300	380
Illumina, Inc.
0.00%, 6/15/19	332	336
International Paper Co.
3.00%, 2/15/27	500	468
Johnson Controls International PLC
3.90%, 2/14/26	350	364
Kinder Morgan Energy Partners LP
3.95%, 9/1/22	400	409
Kinder Morgan, Inc.
5.63%, 11/15/23 (b)	250	275
Kraft Heinz Foods Co.,
4.38%, 6/1/46	325	306

5.38%, 2/10/20	26	28
Live Nation Entertainment, Inc.
2.50%, 5/15/19	250	272
Lockheed Martin Corp.
3.10%, 1/15/23	275	279
LVMH Moet Hennessy Louis Vuitton SE
1.63%, 6/29/17 (b)	75	75
LyondellBasell Industries N.V.
4.63%, 2/26/55	300	282
MasTec, Inc.
4.88%, 3/15/23	390	387
McDonald’s Corp.,
MTN
4.60%, 5/26/45	150	153
Medtronic, Inc.
4.63%, 3/15/45	200	215
Microsoft Corp.,
2.88%, 2/6/24	425	428
4.45%, 11/3/45	200	212
MPLX LP,
4.88%, 6/1/25	175	184
5.20%, 3/1/47	250	253
Mylan N.V.
3.95%, 6/15/26	275	270
NBC Universal Media LLC,
2.88%, 1/15/23	175	176
5.95%, 4/1/41	150	183
NetApp, Inc.
2.00%, 12/15/17	150	150
Netflix, Inc.
4.38%, 11/15/26 (b)	250	246
Noble Energy, Inc.,
3.90%, 11/15/24	225	228
5.05%, 11/15/44	200	205
NOVA Chemicals Corp.
5.25%, 8/1/23 (b)	415	426
Novartis Capital Corp.
4.40%, 5/6/44	225	240
Nuance Communications, Inc.
2.75%, 11/1/31 (e)	253	255
Omnicom Group, Inc.
3.65%, 11/1/24	215	218
ON Semiconductor Corp.
1.00%, 12/1/20	275	302
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (b)	350	347
Oracle Corp.
2.95%, 5/15/25	201	199
PepsiCo, Inc.
3.60%, 3/1/24	425	447
Philip Morris International, Inc.
2.50%, 8/22/22	190	188
Phillips 66 Partners LP
4.68%, 2/15/45	150	139
Priceline Group, Inc. (The)
0.90%, 9/15/21	275	310
Resort at Summerlin LP,
Series B
13.00%, 12/15/07 (f)(g)(h)(i)(j)	299	—
Shell International Finance BV
3.25%, 5/11/25	400	404

Siemens Financieringsmaatschappij N.V.
2.35%, 10/15/26 (b)	525	488
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	200
Southern Copper Corp.
5.25%, 11/8/42	350	345
Spectra Energy Capital LLC
3.30%, 3/15/23	450	445
Sprint Corp.
7.13%, 6/15/24	325	348
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
3.36%, 3/20/23 (b)	1,061	1,061
Telefonica Emisiones SAU
4.10%, 3/8/27	550	555
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26 (e)	550	508
Thermo Fisher Scientific, Inc.
2.95%, 9/19/26	300	286
Time Warner, Inc.
3.80%, 2/15/27	600	595
Total Capital International SA
2.88%, 2/17/22	50	51
Transurban Finance Co., Pty Ltd.
3.38%, 3/22/27 (b)	325	315
Tyson Foods, Inc.
4.88%, 8/15/34	250	256
United Airlines Pass-Through Trust,
Series A
4.00%, 4/11/26	549	570
United Technologies Corp.
4.50%, 6/1/42	100	106
Verizon Communications, Inc.
4.67%, 3/15/55	652	585
Viavi Solutions, Inc.
0.63%, 8/15/33	275	307
Visa, Inc.
3.15%, 12/14/25	550	553
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (b)	525	523
Wal-Mart Stores, Inc.
5.25%, 9/1/35	435	515
Whole Foods Market, Inc.
5.20%, 12/3/25	255	272
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	200	207
Woodside Finance Ltd.
3.70%, 9/15/26 (b)(e)	500	489
Yahoo!, Inc.
0.00%, 12/1/18	275	286
ZF North America Capital, Inc.
4.50%, 4/29/22 (b)	175	183
		36,070
Utilities (1.0%)
CMS Energy Corp.
5.05%, 3/15/22	50	55
Duke Energy Corp.
2.65%, 9/1/26	400	373
Entergy Louisiana LLC
3.05%, 6/1/31	400	380

Southern Power Co.,
Series D
1.95%, 12/15/19		375	373
Trans-Allegheny Interstate Line Co.
3.85%, 6/1/25 (b)		550	564
TransAlta Corp.
4.50%, 11/15/22		47	47
			1,792
			66,078
Mortgages - Other (9.8%)
Alternative Loan Trust,
1.16%, 5/25/47 (c)		179	153
5.50%, 2/25/36		11	9
6.00%, 4/25/36 – 7/25/37		129	108
PAC
5.50%, 2/25/36		6	5
6.00%, 4/25/36		22	18
Banc of America Alternative Loan Trust,
1.63%, 7/25/46 (c)		255	182
5.50%, 10/25/35		1,095	1,070
5.86%, 10/25/36		435	261
6.00%, 4/25/36		140	141
Banc of America Funding Trust,
5.25%, 7/25/37		399	400
6.00%, 7/25/37		30	24
ChaseFlex Trust,
6.00%, 2/25/37		548	408
Credit Suisse First Boston Mortgage Securities Corp.,
6.50%, 11/25/35		918	357
Eurosail PLC,
1.29%, 6/13/45 (c)	GBP	450	526
Fannie Mae Connecticut Avenue Securities,
4.98%, 5/25/25 (c)		$628	662
5.88%, 11/25/24 (c)		698	784
5.98%, 7/25/25 (c)		500	550
Farringdon Mortgages No. 2 PLC,
1.86%, 7/15/47 (c)	GBP	286	339
First Horizon Alternative Mortgage Securities Trust,
6.00%, 8/25/36		$15	13
6.25%, 8/25/36		230	184
Freddie Mac Structured Agency Credit Risk Debt Notes,
4.28%, 10/25/27 (c)		400	429
4.73%, 9/25/24 (c)		600	639
4.98%, 8/25/24 (c)		306	327
5.23%, 11/25/23 (c)		700	760
Freddie Mac Whole Loan Securities Trust,
3.00%, 9/25/45 – 10/25/46		1,601	1,565
3.50%, 5/25/45 – 12/25/46		2,621	2,638
3.88%, 5/25/45 (b)(c)		232	232
4.00%, 5/25/45		111	113
Grifonas Finance PLC,
0.04%, 8/28/39 (c)	EUR	519	435
GSR Mortgage Loan Trust,
5.75%, 1/25/37		$257	241
HarborView Mortgage Loan Trust,
1.17%, 1/19/38 (c)		336	294
IM Pastor 3 FTH,
0.00%, 3/22/43 (c)	EUR	627	542
Impac CMB Trust,
1.72%, 4/25/35 (c)		$222	174

JP Morgan Alternative Loan Trust,
6.00%, 12/25/35 – 8/25/36	196		191
JP Morgan Mortgage Trust,
3.24%, 6/25/37 (c)	110		103
6.00%, 6/25/37	82		80
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36	474		442
6.50%, 9/25/37	1,187		880
Paragon Mortgages No. 13 PLC,
0.76%, 1/15/39 (c)	GBP	300	331
Paragon Mortgages No. 15 PLC,
0.21%, 12/15/39 (c)	EUR	500	442
RALI Trust,
5.50%, 12/25/34		$733	721
6.00%, 4/25/36 – 1/25/37	317		262
PAC
6.00%, 4/25/36	23		20
Residential Asset Securitization Trust,
6.00%, 7/25/36	34		29
			18,084
Municipal Bonds (1.0%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	115		151
City of New York, NY,
Series G-1
5.97%, 3/1/36	245		308
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	705		892
Municipal Electric Authority of Georgia
6.66%, 4/1/57	435		491
			1,842
Sovereign (9.4%)
Argentine Republic Government International Bond,
7.50%, 4/22/26 (b)	834		889
Australia Government Bond,
2.75%, 11/21/27	AUD	812	620
3.25%, 4/21/25	1,690		1,354
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	6,000	1,931
Canadian Government Bond,
0.50%, 3/1/22	CAD	2,525	1,842
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	1,485	1,684
Hungary Government International Bond,
5.75%, 11/22/23		$1,306	1,478
Indonesia Treasury Bond,
8.25%, 7/15/21	IDR	19,549,000	1,544
Mexican Bonos,
Series M
6.50%, 6/10/21	MXN	31,300	1,652
Mexico Government International Bond,
3.60%, 1/30/25		$500	500
Petroleos de Venezuela SA,
6.00%, 11/15/26	550		194
Petroleos Mexicanos,
6.38%, 1/23/45	230		225
6.88%, 8/4/26	140		156

Portugal Obrigacoes do Tesouro OT,
5.65%, 2/15/24 (b)	EUR	1,284	1,579
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	66,840	1,139
South Africa Government Bond,
8.00%, 1/31/30	ZAR	9,891	670
			17,457
Total Fixed Income Securities (Cost $178,336)			180,453

	Shares	Value (000)
Short-Term Investments (13.8%)
Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $1,075)	1,075,270	1,075
Investment Company (10.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $18,710)	18,710,448	18,710

	Face Amount (000)
U.S. Treasury Securities (2.0%)
U.S. Treasury Bill 0.64%, 7/27/17 (l)(m)	$702	700
U.S. Treasury Note 0.88%, 4/30/17 (e)	3,000	3,001
Total U.S. Treasury Securities (Cost $3,701)		3,701
Certificate of Deposit (1.1%)
International Bank (1.1%)
Bank of Montreal 1.23%, 5/3/17 (Cost $1,950)	1,950	1,950
Total Short-Term Investments (Cost $25,436)		25,436
Total Investments (111.3%) (Cost $203,772) Including $5,072 of Securities Loaned (n)(o)(p)		205,889
Liabilities in Excess of Other Assets (-11.3%)		(20,916)
Net Assets (100.0%)		$184,973

(a)                                 Security is subject to delayed delivery.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.

(d)                                 Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2017.

(e)                                  All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $5,072,000 and $5,173,000, respectively. The Portfolio received cash collateral of approximately $1,075,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $4,098,000 was received in the form of U.S. Government agency securities and U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)                                   Issuer in bankruptcy.

(g)                                  Non-income producing security; bond in default.

(h)                                 Acquired through exchange offer.

(i)                                     At March 31, 2017, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(j)                                    Security has been deemed illiquid at March 31, 2017.

(k)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Funds.

(l)                                     Rate shown is the yield to maturity at March 31, 2017.

(m)                             All or a portion of the security was pledged to cover margin requirements for swap agreements.

(n)                                 Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(o)                                 The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(p)                                 At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,525,000 and the aggregate gross unrealized depreciation is approximately $2,408,000 resulting in net unrealized appreciation of approximately $2,117,000.

@                                    Value is less than $500.

IO                                  Interest Only.

MTN                   Medium Term Note.

OFZ                        Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PAC                       Planned Amortization Class.

REMIC     Real Estate Mortgage Investment Conduit.

STRIPS     Separate Trading of Registered Interest and Principal of Securities.

TBA                      To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	2,416		$1,860	4/5/17	$15
Australia and New Zealand Banking Group	CAD	2,384		$1,813	4/5/17	20
Australia and New Zealand Banking Group	EUR	4,755		$5,036	4/5/17	(37)
Australia and New Zealand Banking Group	NZD	2,700	EUR	1,841	4/5/17	71
Australia and New Zealand Banking Group		$1,953	NZD	2,702	4/5/17	(59)
Barclays Bank PLC	AUD	808		$622	4/5/17	5
Barclays Bank PLC		$464	JPY	51,458	4/5/17	(2)
Barclays Bank PLC		$52	ZAR	668	4/5/17	(2)
Goldman Sachs International		$961	EUR	907	4/5/17	6
Goldman Sachs International		$642	ZAR	8,209	4/5/17	(31)
HSBC Bank PLC	GBP	1,665		$2,077	4/5/17	(9)
HSBC Bank PLC	JPY	106,417		$946	4/5/17	(10)
HSBC Bank PLC	MXN	21,560		$1,087	4/5/17	(65)
HSBC Bank PLC	NOK	15		$2	4/5/17	—@
HSBC Bank PLC	PLN	3,391		$834	4/5/17	(21)
HSBC Bank PLC	TRY	60		$17	4/5/17	—@
HSBC Bank PLC		$4	CAD	5	4/5/17	(—@ )
HSBC Bank PLC		$21	EUR	19	4/5/17	(—@ )
HSBC Bank PLC		$778	PLN	3,161	4/5/17	19
HSBC Bank PLC		$81	RON	344	4/5/17	(—@ )
HSBC Bank PLC	ZAR	9,397		$745	4/5/17	45
JPMorgan Chase Bank NA	EUR	16		$17	4/5/17	(—@ )
JPMorgan Chase Bank NA	INR	42,182		$651	4/5/17	2
JPMorgan Chase Bank NA	INR	42,182		$651	4/5/17	1
JPMorgan Chase Bank NA	RUB	10,879		$194	4/5/17	—@
JPMorgan Chase Bank NA	$	—@	EUR	—@	4/5/17	(—@ )
JPMorgan Chase Bank NA		$2	GBP	1	4/5/17	—@
JPMorgan Chase Bank NA		$647	IDR	8,599,952	4/5/17	(1)
JPMorgan Chase Bank NA		$917	IDR	12,196,048	4/5/17	(2)
JPMorgan Chase Bank NA		$644	INR	42,182	4/5/17	5
JPMorgan Chase Bank NA		$651	INR	42,182	4/5/17	(1)
JPMorgan Chase Bank NA		$153	MXN	2,982	4/5/17	7
UBS AG	EUR	930	SEK	8,850	4/5/17	(5)
UBS AG	EUR	1,434		$1,509	4/5/17	(21)
UBS AG	IDR	20,796,000		$1,558	4/5/17	(2)
UBS AG		$10	CHF	10	4/5/17	—@
UBS AG	$	—@	HUF	3	4/5/17	—@
UBS AG		$188	RUB	10,879	4/5/17	5
UBS AG		$360	SEK	3,235	4/5/17	1
HSBC Bank PLC	RUB	37,774		$641	5/5/17	(26)
JPMorgan Chase Bank NA	BRL	4,159		$1,333	5/5/17	14
JPMorgan Chase Bank NA	IDR	12,196,048		$915	5/5/17	3
JPMorgan Chase Bank NA	RUB	37,774		$646	5/5/17	(20)
JPMorgan Chase Bank NA		$649	INR	42,182	5/5/17	(2)
JPMorgan Chase Bank NA		$192	RUB	10,879	5/5/17	(—@ )
UBS AG		$464	GBP	370	5/8/17	—@
						$(97)

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	95	$20,563	Jun-17	$ —@
U.S. Treasury 30 yr. Bond	23	3,470	Jun-17	2
U.S. Treasury 5 yr. Note	221	26,018	Jun-17	32
U.S. Treasury Ultra Bond	63	10,119	Jun-17	48
Short:
German Euro Bund	6	(1,033)	Jun-17	(4)
U.S. Treasury 10 yr. Note	21	(2,616)	Jun-17	(11)
U.S. Treasury 10 yr. Ultra Long Bond	39	(5,222)	Jun-17	(20)
				$47

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2017:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)		Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$895	1.00%	3/20/19	$17		$(33)	$(16)	BBB+
Deutsche Bank AG
CMBX.NA.BB.60	Sell	223	5.00	5/11/63	2		(47)	(45)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	277	5.00	5/11/63	(40)		(16)	(56)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	395	5.00	5/11/63	(—@	)	(80)	(80)	NR
		$1,790			$(21)		$(176)	$(197)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.84%	12/7/21	$4,904	$19
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.07	12/21/21	4,865	(34)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.26	12/7/26	2,580	15
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	12/21/26	2,602	(36)
						$(36)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreements, the broke is Morgan Stanley & Co., LLC.
LIBOR		London Interbank Offered Rate.
NR		Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
TRY	—	Turkish Lira
ZAR	—	South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	18.5%
Industrials	17.6
Finance	13.8
Short-Term Investments	11.9
Mortgages - Other	8.8
Sovereign	8.5
Asset-Backed Securities	8.5
Commercial Mortgage-Backed Securities	7.9
Other***	4.5
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $69,041,000 with net unrealized appreciation of approximately $47,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $97,000 and does not include open swap agreements with net unrealized depreciation of approximately $212,000.

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (95.6%)
Argentina (6.9%)
Corporate Bonds (3.4%)
IRSA Propiedades Comerciales SA,
8.75%, 3/23/23 (a)(b)		$540	$596
Province of Santa Fe,
6.90%, 11/1/27 (a)		1,210	1,149
Provincia de Cordoba,
7.45%, 9/1/24 (a)(b)		1,600	1,625
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)		2,220	2,227
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		2,370	2,298
			7,895
Sovereign (3.5%)
Argentina Bonar Bonds,
22.81%, 10/9/17 (c)	ARS	14,790	980
Argentine Republic Government International Bond,
5.63%, 1/26/22 (a)		$1,940	1,989
6.88%, 1/26/27 (a)		2,490	2,528
7.50%, 4/22/26 (a)		580	618
Republic of Argentina,
2.50%, 12/31/38 (d)		1,850	1,170
7.13%, 7/6/36 (a)		720	699
			7,984
			15,879
Azerbaijan (0.5%)
Sovereign (0.5%)
Southern Gas Corridor CJSC,
6.88%, 3/24/26 (a)(b)		1,070	1,176

Brazil (4.9%)
Corporate Bonds (1.9%)
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (a)		1,458	1,298
Minerva Luxembourg SA,
8.75%, 4/3/19 (a)(c)(e)		1,400	1,470
Petrobras Global Finance BV,
6.13%, 1/17/22		642	675
7.38%, 1/17/27		876	928
			4,371
Sovereign (3.0%)
Brazilian Government International Bond,
4.25%, 1/7/25 (b)		4,070	4,014
5.00%, 1/27/45		3,309	2,962
			6,976
			11,347

Chile (0.8%)
Corporate Bond (0.5%)
Colbun SA,
4.50%, 7/10/24 (a)	1,030	1,053

Sovereign (0.3%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	761	805
		1,858
China (3.5%)
Sovereign (3.5%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	4,970	5,265
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,090	2,051
3.70%, 6/10/25 (a)	838	856
		8,172
Colombia (2.0%)
Sovereign (2.0%)
Colombia Government International Bond,
4.38%, 7/12/21	530	563
5.00%, 6/15/45	2,350	2,369
11.75%, 2/25/20	1,250	1,584
		4,516
Croatia (1.2%)
Sovereign (1.2%)
Croatia Government International Bond,
5.50%, 4/4/23 (b)	2,620	2,828

Dominican Republic (1.1%)
Sovereign (1.1%)
Dominican Republic International Bond,
6.88%, 1/29/26 (a)	1,600	1,760
7.45%, 4/30/44 (a)	739	817
		2,577
Ecuador (1.4%)
Sovereign (1.4%)
Ecuador Government International Bond,
10.75%, 3/28/22 (a)	3,070	3,254

Egypt (1.0%)
Sovereign (1.0%)
Egypt Government International Bond,
5.88%, 6/11/25	1,000	981
6.13%, 1/31/22 (a)	1,310	1,365
		2,346
El Salvador (0.8%)
Sovereign (0.8%)
El Salvador Government International Bond,
6.38%, 1/18/27	1,221	1,099

8.63%, 2/28/29 (a)(b)	760	786
		1,885
Gabon (0.5%)
Sovereign (0.5%)
Republic of Gabon,
6.95%, 6/16/25 (a)	1,060	1,039

Ghana (1.0%)
Sovereign (1.0%)
Ghana Government International Bond,
10.75%, 10/14/30	2,000	2,355

Guatemala (0.4%)
Sovereign (0.4%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)	940	938

Honduras (1.2%)
Sovereign (1.2%)
Honduras Government International Bond,
6.25%, 1/19/27 (a)	1,345	1,368
8.75%, 12/16/20 (b)	1,160	1,320
		2,688
Hungary (1.8%)
Sovereign (1.8%)
Hungary Government International Bond,
6.38%, 3/29/21	1,110	1,252
7.63%, 3/29/41	1,930	2,808
		4,060
India (0.4%)
Corporate Bond (0.1%)
Adani Transmission Ltd.,
4.00%, 8/3/26 (a)(b)	282	277

Sovereign (0.3%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	790	757
		1,034
Indonesia (9.2%)
Sovereign (9.2%)
Indonesia Government International Bond,
4.13%, 1/15/25	3,450	3,550
4.75%, 1/8/26 (a)(b)	1,430	1,525
5.13%, 1/15/45 (a)	1,050	1,115
5.88%, 1/15/24 (a)	460	523
5.88%, 1/15/24	4,250	4,830
5.95%, 1/8/46 (a)	1,430	1,682
7.75%, 1/17/38	2,925	4,051
Majapahit Holding BV,
7.75%, 1/20/20	1,080	1,221
Pertamina Persero PT,
4.88%, 5/3/22	500	531
6.45%, 5/30/44 (a)	1,870	2,116
		21,144

Ivory Coast (0.5%)
Sovereign (0.5%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (a)		1,280	1,222

Jamaica (1.5%)
Corporate Bond (0.5%)
Digicel Group Ltd.,
8.25%, 9/30/20		1,270	1,098

Sovereign (1.0%)
Jamaica Government International Bond,
7.63%, 7/9/25 (b)		520	603
7.88%, 7/28/45 (b)		520	596
8.00%, 3/15/39 (b)		1,010	1,162
			2,361
			3,459
Kazakhstan (2.8%)
Sovereign (2.8%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)		520	517
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)		1,420	1,395
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)		2,000	2,178
KazMunayGas National Co., JSC,
9.13%, 7/2/18		2,230	2,405
			6,495
Lithuania (0.5%)
Sovereign (0.5%)
Lithuania Government International Bond,
6.63%, 2/1/22		580	681
7.38%, 2/11/20		475	541
			1,222
Mexico (14.5%)
Corporate Bonds (1.4%)
Alfa SAB de CV,
6.88%, 3/25/44		1,440	1,476
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (a)		1,775	1,828
			3,304
Sovereign (13.1%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)(c)		2,230	2,191
Comision Federal de Electricidad,
4.75%, 2/23/27 (a)		790	794
Mexican Bonos, Series M
6.50%, 6/10/21	MXN	46,390	2,449
Mexico City Airport Trust,
5.50%, 10/31/46 (a)(b)		$1,450	1,431

Mexico Government International Bond,
4.15%, 3/28/27	1,928	1,963
4.35%, 1/15/47	1,100	1,015
4.60%, 1/23/46	2,530	2,432
6.05%, 1/11/40	1,482	1,699
Petroleos Mexicanos,
4.88%, 1/24/22	3,240	3,341
5.63%, 1/23/46	2,200	1,975
6.38%, 1/23/45	2,860	2,803
6.50%, 3/13/27 (a)	1,240	1,336
6.50%, 6/2/41	2,330	2,332
6.63%, 6/15/38	1,176	1,202
6.88%, 8/4/26	1,500	1,669
8.63%, 12/1/23	1,350	1,580
		30,212
		33,516
Mongolia (1.4%)
Sovereign (1.4%)
Mongolia Government International Bond,
8.75%, 3/9/24 (a)(b)	640	700
10.88%, 4/6/21 (b)	2,200	2,541
		3,241
Namibia (0.7%)
Sovereign (0.7%)
Namibia Government International Bonds,
5.25%, 10/29/25 (a)(b)	1,482	1,499

Nigeria (1.2%)
Sovereign (1.2%)
Nigeria Government International Bond,
6.38%, 7/12/23	1,540	1,568
7.88%, 2/16/32 (a)	1,100	1,150
		2,718
Panama (1.6%)
Sovereign (1.6%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	1,600	1,672
Panama Government International Bond,
4.00%, 9/22/24	294	308
5.20%, 1/30/20	480	520
8.88%, 9/30/27	883	1,248
		3,748
Paraguay (1.2%)
Sovereign (1.2%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)	480	502
4.70%, 3/27/27 (a)	450	457
6.10%, 8/11/44 (a)(b)	1,580	1,702
		2,661

Peru (1.9%)
Corporate Bond (0.5%)
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)(b)		1,040	1,084

Sovereign (1.4%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)(c)		1,298	1,366
Peruvian Government International Bond,
6.55%, 3/14/37		1,400	1,815
			3,181
			4,265
Philippines (2.7%)
Sovereign (2.7%)
Philippine Government International Bond,
3.95%, 1/20/40		1,396	1,440
8.38%, 6/17/19		146	168
9.50%, 2/2/30		2,981	4,721
			6,329
Poland (1.3%)
Sovereign (1.3%)
Poland Government International Bond,
3.00%, 3/17/23		2,040	2,039
4.00%, 1/22/24		650	684
5.00%, 3/23/22		250	275
			2,998
Russia (7.6%)
Sovereign (7.6%)
Russian Federal Bond - OFZ,
6.40%, 5/27/20	RUB	138,750	2,367
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22		$13,000	13,815
5.63%, 4/4/42		1,200	1,322
			17,504
Serbia (0.6%)
Sovereign (0.6%)
Republic of Serbia,
7.25%, 9/28/21		1,235	1,411

South Africa (1.2%)
Sovereign (1.2%)
South Africa Government International Bond,
5.88%, 9/16/25		2,550	2,750

Sri Lanka (1.2%)
Sovereign (1.2%)
Sri Lanka Government International Bond,
6.25%, 10/4/20		139	147
6.25%, 10/4/20 (a)		510	538
6.85%, 11/3/25 (a)		1,900	1,969
			2,654

Tunisia (0.5%)
Sovereign (0.5%)
Banque Centrale de Tunisie SA,
5.75%, 1/30/25 (a)(b)	1,300	1,255

Turkey (5.2%)
Sovereign (5.2%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)	1,960	2,034
Turkey Government International Bond,
3.25%, 3/23/23	1,340	1,232
4.88%, 4/16/43	1,600	1,376
5.63%, 3/30/21	5,822	6,091
6.88%, 3/17/36	1,200	1,303
		12,036
Ukraine (3.3%)
Sovereign (3.3%)
Ukraine Government International Bond,
7.75%, 9/1/22 — 9/1/26	8,120	7,671

Venezuela (4.6%)
Sovereign (4.6%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	15,740	5,550
Venezuela Government International Bond,
7.75%, 10/13/19	8,890	5,023
		10,573
Zambia (1.0%)
Sovereign (1.0%)
Zambia Government International Bond,
8.50%, 4/14/24	2,188	2,261
Total Fixed Income Securities (Cost $215,167)		220,584

	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, expires 11/15/20 (c)(f)	750	62
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (c)(f)	3,750	23
Total Warrants (Cost $—)		85

	Shares	Value (000)
Short-Term Investments (10.3%)
Securities held as Collateral on Loaned Securities (7.1%)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	14,285,000	14,285

	Face Amount (000)	Value (000)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $1,309; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $1,335)	$1,309	1,309
Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $753; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $769)	753	753
		2,062
Total Securities held as Collateral on Loaned Securities (Cost $16,347)		16,347

	Shares
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $7,345)	7,345,011	7,345
Total Short-Term Investments (Cost $23,692)		23,692
Total Investments (105.9%) (Cost $238,859) Including $19,799 of Securities Loaned (h)(i)(j)		244,361
Liabilities in Excess of Other Assets (-5.9%)		(13,598)
Net Assets (100.0%)		$230,763

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $19,799,000 and $20,133,000, respectively. The Portfolio received cash collateral of approximately $17,452,000, of which approximately $16,347,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2017, there was uninvested cash collateral of approximately $1,105,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $2,681,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                                  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.

(d)                                 Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2017. Maturity date disclosed is the ultimate maturity date.

(e)                                  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2017.

(f)                                   Security has been deemed illiquid at March 31, 2017.

(g)                                  The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)                                 Securities are available for collateral in connection with open foreign currency forward exchange contract.

(i)                                     The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(j)                                    At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,645,000 and the aggregate gross unrealized depreciation is approximately $4,143,000 resulting in net unrealized appreciation of approximately $5,502,000.

OFZ                        Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2017:

	Contracts		In			Unrealized
	to		Exchange			Appreciation
	Deliver		For		Delivery	(Depreciation)
Counterparty	(000)		(000)		Date	(000)
Citibank NA	ARS	12,730		$802	4/17/17	$(21)
Citibank NA	ARS	24,000		$1,310	6/13/17	(202)
Citibank NA		$1,379	ARS	24,000	6/13/17	133

						$(90)

ARS	—	Argentine Peso
MXN	—	Mexican Peso
RUB	—	Russian Ruble

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	88.4%
Corporate Bonds	8.4
Other**	3.2
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $90,000.

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)(cont’d)

	Shares	Value (000)
Common Stocks (98.0%)
Argentina (1.1%)
Banco Macro SA ADR	16,000	$1,387
Grupo Financiero Galicia SA ADR	40,595	1,537
		2,924
Austria (0.9%)
Erste Group Bank AG	78,300	2,550
Brazil (9.3%)
Banco Bradesco SA (Preference)	433,014	4,479
BRF SA	210,528	2,596
Itau Unibanco Holding SA (Preference)	410,394	4,968
Lojas Renner SA	314,265	2,791
MercadoLibre, Inc. (a)	17,430	3,686
Petroleo Brasileiro SA (b)	420,134	2,033
Petroleo Brasileiro SA (Preference) (b)	541,157	2,505
Raia Drogasil SA	136,011	2,549
		25,607
Chile (0.6%)
SACI Falabella	206,803	1,726
China (18.2%)
Alibaba Group Holding Ltd. ADR (b)	51,479	5,551
Bank of China Ltd. H Shares (c)	11,456,000	5,690
China Construction Bank Corp. H Shares (c)	5,705,230	4,588
China Mengniu Dairy Co., Ltd. (c)	511,000	1,059
China Mobile Ltd. (c)	368,000	4,027
China Overseas Land & Investment Ltd. (c)	206,000	588
China Pacific Insurance Group Co., Ltd. H Shares (c)	696,000	2,512
China Unicom Hong Kong Ltd. (c)	1,308,000	1,750
CRCC High-Tech Equipment Corp., Ltd. H Shares (c)	1,036,500	483
CSPC Pharmaceutical Group Ltd. (c)	916,000	1,200
JD.com, Inc. ADR (b)	61,872	1,925
NetEase, Inc. ADR	3,926	1,115
New Oriental Education & Technology Group, Inc. ADR (b)	19,360	1,169
PetroChina Co., Ltd. H Shares (c)	1,732,000	1,268
Shenzhou International Group Holdings Ltd. (a)(c)	232,000	1,464
Sino Biopharmaceutical Ltd. (c)	728,000	600
TAL Education Group ADR (b)	14,391	1,534
Tencent Holdings Ltd. (c)	462,100	13,248
Zoomlion Heavy Industry Science and Technology Co., Ltd. H Shares (c)	784,000	421
		50,192
Colombia (0.7%)
Cemex Latam Holdings SA (b)	159,311	588
Grupo de Inversiones Suramericana SA	71,591	973

Grupo de Inversiones Suramericana SA (Preference)	28,304	376
		1,937
Czech Republic (1.1%)
Komercni Banka AS	81,232	3,015
Egypt (0.6%)
Commercial International Bank Egypt SAE	419,230	1,744
Germany (0.8%)
Adidas AG	11,305	2,150
Hong Kong (2.8%)
AIA Group Ltd.	502,400	3,168
Samsonite International SA	1,224,900	4,460
		7,628
Hungary (0.9%)
OTP Bank PLC	85,206	2,384
India (8.0%)
Ashok Leyland Ltd.	1,773,135	2,309
Bharat Financial Inclusion Ltd. (b)	72,897	907
Bharat Petroleum Corp., Ltd.	252,171	2,524
HDFC Bank Ltd. ADR	17,600	1,324
IndusInd Bank Ltd.	134,932	2,961
Marico Ltd.	569,676	2,587
Maruti Suzuki India Ltd.	26,915	2,493
Shree Cement Ltd.	10,718	2,820
Shriram Transport Finance Co., Ltd.	67,079	1,114
Zee Entertainment Enterprises Ltd.	358,722	2,958
		21,997
Indonesia (5.2%)
Astra International Tbk PT	4,349,300	2,815
Bank Mandiri Persero Tbk PT	2,802,700	2,461
Bank Negara Indonesia Persero Tbk PT	823,400	400
Bumi Serpong Damai Tbk PT	9,404,300	1,330
Link Net Tbk PT	1,373,200	559
Semen Indonesia Persero Tbk PT	2,784,700	1,881
Telekomunikasi Indonesia Persero Tbk PT	8,486,500	2,630
Unilever Indonesia Tbk PT	216,500	704
XL Axiata Tbk PT (b)	5,978,525	1,373
		14,153
Korea, Republic of (11.0%)
Amorepacific Corp.	5,054	1,268
CJ Corp.	10,041	1,562
Cosmax, Inc.	4,344	528
Coway Co., Ltd.	17,698	1,522
Hanwha Techwin Co., Ltd. (b)	20,787	876
Hugel, Inc. (b)	3,923	1,295
Hyundai Development Co-Engineering & Construction	45,762	1,663
Hyundai Motor Co.	15,714	2,213
Innocean Worldwide, Inc.	12,710	700
Korea Aerospace Industries Ltd.	23,917	1,232
Mando Corp.	5,540	1,286
NAVER Corp.	3,414	2,610
Samsung Electronics Co., Ltd. (a)	5,714	10,526
Samsung Electronics Co., Ltd. (Preference)	2,027	2,906
		30,187

Malaysia (1.5%)
Genting Malaysia Bhd	1,156,500	1,424
Malayan Banking Bhd	716,300	1,444
Sime Darby Bhd	654,600	1,373
		4,241
Mexico (6.0%)
Alsea SAB de CV	411,681	1,376
Cemex SAB de CV ADR (b)	397,942	3,609
Fomento Economico Mexicano SAB de CV ADR	40,775	3,609
Grupo Financiero Banorte SAB de CV Series O	905,927	5,213
Grupo Financiero Santander Mexico SAB de CV ADR	132,216	1,194
Mexichem SAB de CV	571,869	1,558
		16,559
Pakistan (1.3%)
Lucky Cement Ltd.	175,450	1,397
United Bank Ltd.	966,700	2,121
		3,518
Panama (0.7%)
Copa Holdings SA, Class A	17,021	1,911
Peru (1.6%)
Cia de Minas Buenaventura SA ADR	118,106	1,422
Credicorp Ltd.	18,590	3,036
		4,458
Philippines (3.5%)
Ayala Corp.	77,640	1,307
Ayala Land, Inc.	3,210,500	2,115
BDO Unibank, Inc.	453,695	1,063
DMCI Holdings, Inc.	2,265,450	515
Metro Pacific Investments Corp.	928,500	111
Metropolitan Bank & Trust Co.	1,334,015	2,127
SM Investments Corp.	171,154	2,378
		9,616
Poland (4.1%)
Bank Pekao SA	26,866	895
Bank Zachodni WBK SA	24,524	2,118
CCC SA	36,363	2,182
Jeronimo Martins SGPS SA	115,487	2,066
LPP SA	823	1,410
Powszechna Kasa Oszczednosci Bank Polski SA (b)	332,697	2,690
		11,361
Russia (2.9%)
Gazprom PJSC ADR	586,065	2,620
Mail.ru Group Ltd. GDR (b)	66,401	1,468
MMC Norilsk Nickel PJSC ADR	73,533	1,156
X5 Retail Group N.V. GDR (b)	41,493	1,396
Yandex N.V., Class A (b)	65,266	1,431
		8,071
South Africa (4.5%)
AVI Ltd.	224,017	1,653
Capitec Bank Holdings Ltd.	18,674	1,060
Clicks Group Ltd.	130,928	1,250
Mondi PLC	79,365	1,904
Naspers Ltd., Class N	13,604	2,347

Steinhoff International Holdings N.V. H Shares (a)	500,456	2,394
Vodacom Group Ltd.	157,077	1,780
		12,388
Taiwan (7.8%)
Advanced Semiconductor Engineering, Inc.	1,468,476	1,875
Advantech Co. Ltd.	84,000	703
Delta Electronics, Inc.	269,326	1,442
E.Sun Financial Holding Co., Ltd.	1,605,000	976
Eclat Textile Co., Ltd.	24,649	247
Hon Hai Precision Industry Co., Ltd.	857,965	2,573
Largan Precision Co., Ltd.	13,000	2,048
Nien Made Enterprise Co., Ltd.	130,000	1,212
Taiwan Mobile Co., Ltd.	263,000	967
Taiwan Semiconductor Manufacturing Co., Ltd.	1,239,000	7,718
Uni-President Enterprises Corp.	953,965	1,789
		21,550
Thailand (2.9%)
Bangkok Dusit Medical Services PCL (Foreign)	2,263,800	1,396
Central Pattana PCL (Foreign)	855,100	1,412
DKSH Holding AG (a)	24,710	1,912
PTT PCL (Foreign)	194,700	2,193
Sino-Thai Engineering & Construction PCL (Foreign)	1,458,600	1,019
		7,932
Total Common Stocks (Cost $209,506)		269,799
Short-Term Investments (3.5%)
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $4,108)	4,108,342	4,108
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $5,537)	5,537,317	5,537
Total Short-Term Investments (Cost $9,645)		9,645
Total Investments (101.5%) (Cost $219,151) Including $13,005 of Securities Loaned (e)(f)		279,444
Liabilities in Excess of Other Assets (-1.5%)		(4,219)
Net Assets (100.0%)		$275,225

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $13,005,000 and $13,903,000, respectively. The Portfolio received cash collateral of approximately $4,108,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $9,795,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)                                 Non-income producing security.

(c)                                  Security trades on the Hong Kong exchange.

(d)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)                                  The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(f)                                   At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $66,810,000 and the aggregate gross unrealized depreciation is approximately $6,517,000 resulting in net unrealized appreciation of approximately $60,293,000.

ADR       American Depositary Receipt.

GDR       Global Depositary Receipt.

PJSC       Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	61.3%
Banks	23.0
Internet Software & Services	10.6
Tech Hardware, Storage & Peripherals	5.1
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.

**          Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (97.3%)
France (9.0%)
L’Oreal SA	11,626	$2,234
Pernod Ricard SA	11,086	1,312
		3,546
Germany (3.6%)
SAP SE	14,530	1,426
Italy (1.4%)
Davide Campari-Milano SpA	48,058	557
Netherlands (0.9%)
RELX N.V.	18,647	345
Switzerland (1.5%)
Nestle SA (Registered)	7,646	587
United Kingdom (26.4%)
British American Tobacco PLC	28,896	1,919
Experian PLC	38,729	790
Reckitt Benckiser Group PLC	36,671	3,347
RELX PLC	26,990	529
Unilever PLC	77,284	3,815
		10,400
United States (54.5%)
Accenture PLC, Class A	14,847	1,780
Altria Group, Inc.	29,198	2,085
Automatic Data Processing, Inc.	10,690	1,095
Coca-Cola Co.	26,186	1,111
International Flavors & Fragrances, Inc.	4,815	638
Intuit, Inc.	4,362	506
Microsoft Corp.	40,820	2,688
Moody’s Corp.	3,507	393
NIKE, Inc., Class B	23,551	1,313
Philip Morris International, Inc.	15,955	1,801
Reynolds American, Inc.	27,750	1,749
Time Warner, Inc.	4,344	424
Twenty-First Century Fox, Inc., Class A	28,320	917
Twenty-First Century Fox, Inc., Class B	30,116	957
Visa, Inc., Class A	18,463	1,641
Walt Disney Co. (The)	11,964	1,357
Zoetis, Inc.	19,650	1,049
		21,504
Total Common Stocks (Cost $24,958)		38,365
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $523)	523,223	523

Total Investments (98.6%) (Cost $25,481) (b)(c)	38,888
Other Assets in Excess of Liabilities (1.4%)	548
Net Assets (100.0%)	$39,436

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(b)                                 The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(c)                                  At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,478,000 and the aggregate gross unrealized depreciation is approximately $71,000 resulting in net unrealized appreciation of approximately $13,407,000.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	19.4%
Other*	15.9
Personal Products	15.5
Software	11.9
Information Technology Services	11.6
Media	9.4
Household Products	8.6
Beverages	7.7
Total Investments	100.0%

*       Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
Australia (9.3%)
APA Group	174,956	$1,198
DUET Group	301,230	642
Macquarie Atlas Roads Group	287,587	1,125
Spark Infrastructure Group	617,147	1,117
Sydney Airport	396,681	2,052
Transurban Group	274,649	2,449
		8,583
Canada (12.1%)
Canadian Pacific Railway Ltd.	3,290	483
Enbridge, Inc.	108,406	4,541
Fortis, Inc.	1,410	47
Inter Pipeline Ltd.	53,302	1,124
Pembina Pipeline Corp.	41,694	1,321
TransCanada Corp. (a)	78,810	3,637
		11,153
China (5.7%)
Guangdong Investment Ltd. (b)	1,375,666	1,961
Hopewell Highway Infrastructure Ltd. (b)	6,064,500	3,270
		5,231
France (5.2%)
Aeroports de Paris (ADP)	5,000	618
Eutelsat Communications SA	18,234	407
Groupe Eurotunnel SE	92,240	928
SES SA	36,159	841
Vinci SA	25,630	2,032
		4,826
Germany (0.2%)
Fraport AG Frankfurt Airport Services Worldwide	2,950	209
India (0.9%)
Azure Power Global Ltd. (c)	43,745	816
Italy (3.5%)
Atlantia SpA	51,816	1,338
Infrastrutture Wireless Italiane SpA (d)	207,090	1,092
Italgas SpA (c)	75,787	332
Terna Rete Elettrica Nazionale SpA	86,820	431
		3,193
Japan (0.6%)
East Japan Railway Co.	6,100	531
Mexico (0.2%)
Promotora y Operadora de Infraestructura SAB de CV (c)	18,753	202
Spain (11.1%)
Abertis Infraestructuras SA	43,074	694
Atlantica Yield PLC	191,457	4,013
EDP Renovaveis SA	25,040	185
Ferrovial SA	70,252	1,406

Saeta Yield SA	425,136	3,873
		10,171
Switzerland (1.4%)
Flughafen Zuerich AG (Registered)	6,050	1,289
United Kingdom (9.9%)
John Laing Group PLC (d)	864,729	2,952
National Grid PLC	289,647	3,678
Pennon Group PLC	58,066	642
Severn Trent PLC	27,546	822
United Utilities Group PLC	81,999	1,021
		9,115
United States (37.3%)
American Tower Corp. REIT	32,800	3,987
American Water Works Co., Inc.	12,040	936
Atmos Energy Corp.	14,590	1,153
Crown Castle International Corp. REIT	36,285	3,427
Edison International	27,170	2,163
Enbridge Energy Management LLC (c)	179,262	3,302
Eversource Energy	25,379	1,492
Kansas City Southern	540	46
Kinder Morgan, Inc.	155,703	3,385
NiSource, Inc.	17,673	420
Norfolk Southern Corp.	7,839	878
Pattern Energy Group, Inc.	109,678	2,208
PG&E Corp.	54,347	3,607
SBA Communications Corp. REIT (c)	10,172	1,224
Sempra Energy	28,336	3,131
Union Pacific Corp.	8,520	902
Williams Cos., Inc. (The)	70,036	2,072
		34,333
Total Common Stocks (Cost $75,973)		89,652
Short-Term Investments (6.3%)
Securities held as Collateral on Loaned Securities (3.9%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	3,097,498	3,098

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $284; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $289)	$284	284
Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $163; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $167)	163	163
		447
Total Securities held as Collateral on Loaned Securities (Cost $3,545)		3,545

	Shares (000)	Value (000)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $2,203)	2,203,029	2,203
Total Short-Term Investments (Cost $5,748)		5,748
Total Investments (103.7%) (Cost $81,721) Including $3,640 of Securities Loaned (f)(g)		95,400
Liabilities in Excess of Other Assets (-3.7%)		(3,393)
Net Assets (100.0%)		$92,007

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $3,640,000 and $3,810,000, respectively. The Portfolio received cash collateral of approximately $3,784,000, of which approximately $3,545,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2017, there was uninvested cash collateral of approximately $239,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $26,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  Non-income producing security.

(d)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)                                  The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)                                   The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(g)                                  At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,564,000 and the aggregate gross unrealized depreciation is approximately $885,000 resulting in net unrealized appreciation of approximately $13,679,000.

REIT                  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	27.9%
Electricity Transmission & Distribution	13.6
PPA Contracted Renewables	12.1
Communications	11.9
Toll Roads	10.9
Other**	10.0
Diversified	7.7
Water	5.9
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.

**     Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.8%)
Australia (5.1%)
Dexus Property Group REIT	31,325	$234
Goodman Group REIT	110,220	652
GPT Group REIT	129,980	511
Investa Office Fund REIT	29,408	107
Mirvac Group REIT	141,249	236
Scentre Group REIT	307,226	1,007
Stockland REIT	106,919	379
Vicinity Centres REIT	120,662	261
Westfield Corp. REIT	131,826	894
		4,281
Austria (0.2%)
Atrium European Real Estate Ltd.	17,708	72
BUWOG AG (a)	5,006	126
		198
Canada (2.0%)
Boardwalk REIT	8,794	312
Brookfield Canada Office Properties REIT	10,910	256
Crombie Real Estate Investment Trust REIT	10,811	113
Extendicare, Inc.	3,710	28
First Capital Realty, Inc.	21,812	329
H&R Real Estate Investment Trust REIT	7,824	136
RioCan Real Estate Investment Trust REIT	22,077	435
Smart Real Estate Investment Trust REIT	3,845	94
		1,703
China (0.2%)
China Overseas Land & Investment Ltd. (b)	22,000	63
China Resources Land Ltd. (b)	4,000	11
Global Logistic Properties Ltd.	35,800	71
		145
Finland (0.3%)
Citycon Oyj	87,322	207
Sponda Oyj	421	2
		209
France (3.3%)
Fonciere Des Regions REIT	1,791	150
Gecina SA REIT	3,496	474
ICADE REIT	4,286	314
Klepierre REIT	13,735	534
Mercialys SA REIT	7,351	137
Unibail-Rodamco SE REIT	5,121	1,197
		2,806
Germany (1.6%)
ADO Properties SA (c)	3,141	113
Deutsche Wohnen AG	13,533	446
LEG Immobilien AG (a)	1,260	103
Vonovia SE	18,971	668
		1,330

Hong Kong (11.0%)
Champion REIT	84,000	51
Cheung Kong Property Holdings Ltd.	170,500	1,149
Hang Lung Properties Ltd.	13,000	34
Henderson Land Development Co., Ltd.	59,394	368
Hongkong Land Holdings Ltd.	237,100	1,823
Hysan Development Co., Ltd.	172,921	784
Link REIT	143,164	1,003
New World Development Co., Ltd.	343,031	422
Sino Land Co., Ltd.	25,085	44
Sun Hung Kai Properties Ltd.	135,893	1,997
Swire Properties Ltd.	337,900	1,083
Wharf Holdings Ltd. (The)	63,816	548
		9,306
Ireland (0.6%)
Green REIT PLC	172,740	251
Hibernia REIT PLC	205,693	273
		524
Italy (0.0%)
Beni Stabili SpA REIT	17,918	11
Japan (10.2%)
Activia Properties, Inc. REIT	60	286
Advance Residence Investment Corp. REIT	95	260
Daiwa Office Investment Corp. REIT	18	92
GLP J-REIT	161	186
Hulic Co., Ltd.	5,200	49
Invincible Investment Corp. REIT	825	332
Japan Hotel REIT Investment Corp. REIT	132	91
Japan Real Estate Investment Corp. REIT	86	456
Japan Retail Fund Investment Corp. REIT	134	263
Kenedix Office Investment Corp. REIT	13	77
Mitsubishi Estate Co., Ltd.	105,000	1,914
Mitsui Fudosan Co., Ltd.	84,000	1,791
Mori Hills Investment Corp. REIT	74	99
Mori Trust Sogo Reit, Inc. REIT	110	170
Nippon Building Fund, Inc. REIT	108	591
Nippon Prologis, Inc. REIT	59	128
Nomura Real Estate Master Fund, Inc. REIT	329	511
Orix, Inc. J-REIT	110	174
Sumitomo Realty & Development Co., Ltd.	31,000	804
United Urban Investment Corp. REIT	228	350
		8,624
Malta (0.1%)
BGP Holdings PLC (a)(d)(e)	5,886,464	88
Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	10,474	376
Vastned Retail N.V. REIT	992	37
Wereldhave N.V. REIT	2,320	102
		515
Norway (0.4%)
Entra ASA (c)	26,224	287

Norwegian Property ASA	35,401	41
		328
Singapore (0.8%)
Ascendas Real Estate Investment Trust REIT	80,900	146
CapitaLand Commercial Trust Ltd. REIT	104,800	116
CapitaLand Ltd.	34,300	89
CapitaLand Mall Trust REIT	115,000	162
EC World Real Estate Investment Trust Unit	37,800	20
Mapletree Commercial Trust REIT	36,500	40
Suntec REIT	33,700	43
UOL Group Ltd.	14,929	74
		690
Spain (0.6%)
Hispania Activos Inmobiliarios SAU REIT	8,081	116
Inmobiliaria Colonial SA	19,670	147
Merlin Properties Socimi SA REIT	18,797	210
		473
Sweden (0.6%)
Atrium Ljungberg AB, Class B	7,836	119
Castellum AB	13,442	178
Hufvudstaden AB, Class A	15,015	223
Wihlborgs Fastigheter AB	600	11
		531
Switzerland (0.6%)
PSP Swiss Property AG (Registered)	4,965	452
Swiss Prime Site AG (Registered) (a)	618	54
		506
United Kingdom (5.9%)
British Land Co., PLC REIT	132,811	1,015
Capital & Regional PLC REIT	63,512	45
Derwent London PLC REIT	19,866	700
Great Portland Estates PLC REIT	75,744	618
Hammerson PLC REIT	45,435	325
Intu Properties PLC REIT	40,119	140
Kennedy Wilson Europe Real Estate PLC	8,496	101
Land Securities Group PLC REIT	97,724	1,297
LXB Retail Properties PLC (a)	137,376	69
Segro PLC REIT	29,983	171
St. Modwen Properties PLC	46,520	189
Unite Group PLC	5,767	46
Urban & Civic PLC	64,869	194
Workspace Group PLC REIT	4,639	46
		4,956
United States (54.7%)
Acadia Realty Trust REIT	4,551	137
Alexandria Real Estate Equities, Inc. REIT	2,050	227
American Homes 4 Rent, Class A REIT	4,160	95
Apartment Investment & Management Co., Class A REIT	3,518	156
AvalonBay Communities, Inc. REIT	6,660	1,223
Boston Properties, Inc. REIT	20,559	2,722
Brixmor Property Group, Inc. REIT	10,501	225
Camden Property Trust REIT	18,544	1,492
CBL & Associates Properties, Inc. REIT	2,009	19

Chesapeake Lodging Trust REIT	18,848	452
Colony Starwood Homes REIT	16,012	544
Columbia Property Trust, Inc. REIT	7,551	168
Corporate Office Properties Trust REIT	3,943	130
Cousins Properties, Inc. REIT	30,555	253
CubeSmart REIT	8,549	222
DCT Industrial Trust, Inc. REIT	9,220	444
Digital Realty Trust, Inc. REIT	3,720	396
Douglas Emmett, Inc. REIT	9,118	350
Duke Realty Corp. REIT	16,361	430
Equity Lifestyle Properties, Inc. REIT	3,394	261
Equity Residential REIT	44,697	2,781
Essex Property Trust, Inc. REIT	6,238	1,444
Federal Realty Investment Trust REIT	1,001	134
Gaming and Leisure Properties, Inc. REIT	9,045	302
GGP, Inc. REIT	84,498	1,959
Healthcare Realty Trust, Inc. REIT	25,188	819
Hilton Worldwide Holdings, Inc.	8,622	504
Host Hotels & Resorts, Inc. REIT	78,561	1,466
Hudson Pacific Properties, Inc. REIT	12,500	433
Invitation Homes, Inc. REIT (a)	610	13
Kilroy Realty Corp. REIT	6,012	433
Kimco Realty Corp. REIT	5,350	118
LaSalle Hotel Properties REIT	36,388	1,053
Liberty Property Trust REIT	6,099	235
Life Storage, Inc. REIT	7,685	631
Macerich Co. (The) REIT	9,427	607
Mack-Cali Realty Corp. REIT	2,371	64
MedEquities Realty Trust, Inc. REIT	11,771	132
Mid-America Apartment Communities, Inc. REIT	232	24
Monogram Residential Trust, Inc. REIT	5,910	59
National Retail Properties, Inc. REIT	15,124	660
Paramount Group, Inc. REIT	48,183	781
Park Hotels & Resorts, Inc. REIT	450	11
Parkway, Inc. REIT	4,944	98
Pennsylvania Real Estate Investment Trust REIT	14,106	213
ProLogis, Inc. REIT	22,999	1,193
Public Storage REIT	12,485	2,733
QTS Realty Trust, Inc., Class A REIT	9,000	439
Regency Centers Corp. REIT	30,077	1,997
Rexford Industrial Realty, Inc. REIT	12,515	282
Senior Housing Properties Trust REIT	1,074	22
Simon Property Group, Inc. REIT	37,400	6,434
SL Green Realty Corp. REIT	2,050	219
Spirit Realty Capital, Inc. REIT	8,850	90
STORE Capital Corp. REIT	12,276	293
Tanger Factory Outlet Centers, Inc. REIT	31,147	1,021
Ventas, Inc. REIT	18,256	1,187
VEREIT, Inc. REIT	34,110	290
Vornado Realty Trust REIT	31,499	3,160
Welltower, Inc. REIT	22,500	1,593
Xenia Hotels & Resorts, Inc. REIT	11,008	188
		46,061
Total Common Stocks (Cost $63,163)		83,285
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $752)	752,077	752

Total Investments (99.7%) (Cost $63,915) (g)(h)	84,037
Other Assets in Excess of Liabilities (0.3%)	234
Net Assets (100.0%)	$84,271

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 At March 31, 2017, the Portfolio held a fair valued security valued at approximately $88,000, representing 0.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)                                  Security has been deemed illiquid at March 31, 2017.

(f)                                   The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)                                  The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(h)                                 At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $21,275,000 and the aggregate gross unrealized depreciation is approximately $1,153,000 resulting in net unrealized appreciation of approximately $20,122,000.

CVA                     Certificaten Van Aandelen.

REIT                  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	29.5%
Retail	25.8
Other*	19.1
Office	13.9
Residential	11.7
Total Investments	100.0%

*      Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (29.8%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
2.53%, 7/1/45 (Cost $95)	$93	$95
Agency Fixed Rate Mortgages (1.7%)
United States (1.7%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 2/1/45 — 6/1/45	484	497
Federal National Mortgage Association,
April TBA:
3.50%, 4/1/47 (a)	36	37
Conventional Pools:
3.00%, 5/1/30 — 4/1/45	388	392
4.00%, 11/1/41 — 1/1/46	554	584
4.50%, 3/1/41 — 11/1/44	328	354
5.00%, 1/1/41 — 3/1/41	113	125
6.00%, 1/1/38	29	32
6.50%, 8/1/38	5	6
Government National Mortgage Association,
Various Pool:
4.00%, 7/15/44	76	81
Total Agency Fixed Rate Mortgages (Cost $2,125)		2,108
Asset-Backed Securities (0.1%)
United States (0.1%)
Louisiana Public Facilities Authority
0.00%, 4/26/27 (b)	77	77
North Carolina State Education Assistance Authority
1.84%, 7/25/25 (b)	68	68
Total Asset-Backed Securities (Cost $143)		145
Commercial Mortgage-Backed Securities (1.0%)
United States (1.0%)
COMM Mortgage Trust,
3.28%, 1/10/46	45	46
3.96%, 3/10/47	144	152
4.74%, 7/15/47 (b)(c)	100	87
Commercial Mortgage Pass-Through Certificates,
4.24%, 2/10/47 (b)	77	83
JPMBB Commercial Mortgage Securities Trust,
3.96%, 9/15/47 (b)(c)	100	82
4.56%, 9/15/47 (b)(c)	102	83
4.66%, 8/15/47 (b)(c)	144	119
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63	40	42
Wells Fargo Commercial Mortgage Trust,
1.94%, 2/15/27 (b)(c)	199	199
3.94%, 8/15/50 (c)	245	203
WF-RBS Commercial Mortgage Trust,
3.99%, 5/15/47 (c)	150	114
3.99%, 10/15/57 (b)(c)	144	113
Total Commercial Mortgage-Backed Securities (Cost $1,375)		1,323

Corporate Bonds (9.1%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	100	120
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23	$70		74
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)	85		96
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (c)	200		203
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)	70		72
Wesfarmers Ltd.,
1.87%, 3/20/18 (c)	25		25
			590
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24	125		129
Canada (0.3%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	35		35
Goldcorp, Inc.,
3.70%, 3/15/23	73		75
Royal Bank of Canada,
2.75%, 2/1/22	250		252
			362
China (0.3%)
Baidu, Inc.,
3.25%, 8/6/18	225		229
Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)	200		199
			428
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23	170		185
France (1.1%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)	200		193
AXA SA,
3.94%, 11/7/24 (b)(d)	EUR	200	224
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	200		223
BNP Paribas SA,
5.00%, 1/15/21	$85		92
BPCE SA,
5.15%, 7/21/24 (c)	200		206
Credit Agricole Assurances SA,
4.25%, 1/13/25 (b)(d)	EUR	200	217
Electricite de France SA,
5.00%, 1/22/26 (b)(d)	100		107

TOTAL SA,
2.25%, 2/26/21 (b)(d)	100		107
			1,369
Germany (0.4%)
Bayer AG,
3.75%, 7/1/74 (b)	100		111
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)	$150		150
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (b)	EUR	100	127
Vier Gas Transport GmbH,
3.13%, 7/10/23	100		123
			511
Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	$120		116
Italy (0.3%)
Assicurazioni Generali SpA,
10.13%, 7/10/42 (b)	EUR	100	141
FCA Bank Ireland SpA,
1.38%, 4/17/20	100		109
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (c)	$100		110
Telecom Italia Finance SA,
7.75%, 1/24/33	EUR	30	42
			402
Malaysia (0.2%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	$200		204
Netherlands (0.5%)
ABN Amro Bank N.V.,
2.88%, 6/30/25 (b)	EUR	100	112
ASR Nederland N.V.,
5.00%, 9/30/24 (b)(d)	200		231
Cooperatieve Rabobank UA,
3.88%, 2/8/22	$50		53
Series G
3.75%, 11/9/20	EUR	50	60
ING Bank N.V.,
5.80%, 9/25/23 (c)	$200		223
			679
Spain (0.4%)
Santander Issuances SAU,
5.18%, 11/19/25	200		208
Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	200	240
			448
Switzerland (0.5%)
ABB Treasury Center USA, Inc.,
4.00%, 6/15/21 (c)	$50		53
Aquarius and Investments PLC for Zurich Insurance Co., Ltd.,
4.25%, 10/2/43 (b)	EUR	150	181

Credit Suisse AG,
0.63%, 11/20/18		200	216
6.00%, 2/15/18		$25	26
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)		200	201
			677
United Kingdom (1.0%)
Heathrow Funding Ltd.,
4.60%, 2/15/20	EUR	50	56
4.88%, 7/15/23 (c)		$100	107
HSBC Holdings PLC,
4.25%, 3/14/24		200	203
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	200	250
Nationwide Building Society,
6.25%, 2/25/20 (c)		$270	299
NGG Finance PLC,
5.63%, 6/18/73 (b)	GBP	100	139
Standard Chartered PLC,
2.10%, 8/19/19 (c)		$225	223
			1,277
United States (3.2%)
Abbott Laboratories,
3.40%, 11/30/23		125	126
Air Lease Corp.,
2.13%, 1/15/20		150	149
American International Group, Inc.,
4.88%, 6/1/22		50	54
Apple, Inc.,
2.50%, 2/9/22		200	201
AT&T, Inc.,
4.25%, 3/1/27		50	51
4.50%, 3/9/48		95	85
AvalonBay Communities, Inc.,
Series G
2.95%, 9/15/22		50	50
Bank of America Corp.,
MTN
4.20%, 8/26/24		50	51
5.00%, 1/21/44		70	77
Capital One NA,
1.85%, 9/13/19		250	248
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.48%, 10/23/45		50	58
Citigroup, Inc.,
5.50%, 9/13/25		75	82
8.13%, 7/15/39		75	110
Coca-Cola Co.,
3.20%, 11/1/23		100	103
Enterprise Products Operating LLC,
3.35%, 3/15/23		50	50
Five Corners Funding Trust,
4.42%, 11/15/23 (c)		200	213
Ford Motor Credit Co., LLC,
2.68%, 1/9/20		200	202
General Motors Financial Co., Inc.,
2.35%, 10/4/19		75	75
Goldman Sachs Group, Inc. (The),

2.30%, 12/13/19	80		80
6.75%, 10/1/37	125		155
Home Depot, Inc.,
5.88%, 12/16/36	50		63
HSBC Finance Corp.,
6.68%, 1/15/21	50		57
HSBC USA, Inc.,
3.50%, 6/23/24	100		102
Johnson Controls International PLC,
3.90%, 2/14/26	75		78
JPMorgan Chase & Co.,
3.20%, 6/15/26	100		97
McDonald’s Corp.,
MTN
3.38%, 5/26/25	100		101
Medtronic, Inc.,
3.63%, 3/15/24	100		104
Merck & Co., Inc.,
2.80%, 5/18/23	100		100
Microsoft Corp.,
1.55%, 8/8/21	100		97
NBC Universal Media LLC,
4.38%, 4/1/21	130		140
NetApp, Inc.,
2.00%, 12/15/17	25		25
Oncor Electric Delivery Co., LLC,
6.80%, 9/1/18	80		86
Oracle Corp.,
3.40%, 7/8/24	75		77
PepsiCo, Inc.,
3.60%, 3/1/24	100		105
Spectra Energy Capital LLC,
7.50%, 9/15/38	50		60
Time Warner, Inc.,
3.88%, 1/15/26	125		126
Verizon Communications, Inc.,
4.67%, 3/15/55	82		74
Visa, Inc.,
3.15%, 12/14/25	75		75
Wal-Mart Stores, Inc.,
2.55%, 4/11/23	50		50
Wells Fargo & Co.,
3.00%, 10/23/26	200		192
			4,029
Total Corporate Bonds (Cost $11,442)			11,406
Mortgages - Other (0.5%)
United States (0.5%)
Freddie Mac Whole Loan Securities Trust,
3.00%, 9/25/45 — 7/25/46	233		227
3.50%, 5/25/45 — 7/25/46	333		334
4.00%, 5/25/45	28		28
Total Mortgages - Other (Cost $599)			589
Sovereign (16.9%)
Australia (0.9%)
Australia Government Bond,
2.75%, 11/21/27	AUD	280	214
3.25%, 4/21/25	1,180		945
			1,159

Austria (0.1%)
Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	150	172
Belgium (0.9%)
Belgium Government Bond,	1,000		1,092
0.80%, 6/22/25 (c)
Bermuda (0.2%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)	$200		212
Brazil (0.4%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 — 1/1/23	BRL	1,700	546
Canada (1.4%)
Canadian Government Bond,
0.50%, 3/1/22	CAD	520	379
1.50%, 6/1/23	960		730
3.25%, 6/1/21	820		672
			1,781
China (0.3%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	130	149
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)	$200		199
			348
France (0.5%)
France Government Bond OAT,
1.75%, 5/25/23	EUR	450	522
3.25%, 5/25/45	120		164
			686
Germany (0.5%)
Bundesrepublik Deutschland,
1.00%, 8/15/25	60		69
4.25%, 7/4/39	230		410
4.75%, 7/4/34	70		124
			603
Greece (0.3%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 — 2/24/42 (e)	474		362
Hungary (0.2%)
Hungary Government International Bond,
5.75%, 11/22/23	$200		226
Indonesia (0.2%)
Indonesia Government International Bond,
5.88%, 1/15/24 (c)	200		227

Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	60	87
Italy (1.0%)
Italy Buoni Poliennali Del Tesoro,
0.65%, 11/1/20	550		590
1.50%, 6/1/25	100		104
2.35%, 9/15/24 (c)	413		489
5.00%, 9/1/40	80		110
			1,293
Japan (4.9%)
Japan Government Five Year Bond,
0.20%, 3/20/19	JPY	40,000	362
Japan Government Ten Year Bond,
0.10%, 6/20/26	77,000		696
0.50%, 9/20/24	108,000		1,008
1.10%, 3/20/21 — 6/20/21	151,000		1,426
1.70%, 6/20/18	71,000		653
Japan Government Thirty Year Bond,
1.70%, 6/20/33 — 3/20/44	110,000		1,190
2.00%, 9/20/40	73,000		837
			6,172
Mexico (1.2%)
Mexican Bonos,
5.75%, 3/5/26	MXN	12,000	587
Series M
6.50%, 6/10/21	14,000		739
Petroleos Mexicanos,
4.88%, 1/18/24	$150		152
6.38%, 1/23/45	50		49
			1,527
Netherlands (0.2%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	230	245
Poland (0.1%)
Poland Government Bond,
4.00%, 10/25/23	PLN	250	67
Portugal (0.8%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (c)	EUR	487	489
4.13%, 4/14/27 (c)	459		496
			985
Russia (0.3%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	22,800	388
South Africa (0.2%)
South Africa Government Bond,
8.00%, 1/31/30	ZAR	4,580	310

Spain (0.7%)
Spain Government Bond,
0.75%, 7/30/21	EUR	290	316
1.95%, 7/30/30 (c)	340		360
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	240		263
			939
United Kingdom (1.5%)
United Kingdom Gilt,
1.50%, 1/22/21	GBP	140	183
2.75%, 9/7/24	545		779
4.25%, 6/7/32 — 9/7/39	520		940
			1,902
Total Sovereign (Cost $21,377)			21,329
U.S. Treasury Securities (0.4%)
United States (0.4%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$350		315
3.50%, 2/15/39	53		58
3.88%, 8/15/40	135		156
Total U.S. Treasury Securities (Cost $522)			529
Total Fixed Income Securities (Cost $37,678)			37,524

	Shares	Value (000)
Common Stocks (45.8%)
Australia (0.9%)
AGL Energy Ltd.	677	14
Alumina Ltd.	7,072	10
Amcor Ltd.	2,089	24
AMP Ltd.	5,422	21
ASX Ltd.	375	14
Australia & New Zealand Banking Group Ltd.	5,059	123
BHP Billiton Ltd.	4,416	81
Brambles Ltd.	2,347	17
CIMIC Group Ltd.	311	9
Coca-Cola Amatil Ltd.	403	3
Commonwealth Bank of Australia	1,913	126
CSL Ltd.	753	72
CYBG PLC CDI (f)	888	3
Fortescue Metals Group Ltd.	2,175	10
GPT Group REIT	5,821	23
Incitec Pivot Ltd.	3,371	10
Insurance Australia Group Ltd.	3,794	18
Iron Mountain, Inc. CDI	78	3
Macquarie Group Ltd.	541	37
National Australia Bank Ltd.	3,813	97
Newcrest Mining Ltd.	987	17
Orica Ltd.	817	11
Origin Energy Ltd.	1,806	10
Orora Ltd.	2,089	5
QBE Insurance Group Ltd.	2,787	27
Rio Tinto Ltd.	594	27
Santos Ltd.	1,513	4
Scentre Group REIT	7,639	25
Shopping Centres Australasia Property Group REIT	357	1
South32 Ltd.	7,996	17

South32 Ltd.	4,416	9
Star Entertainment Grp Ltd. (The)	278	1
Stockland REIT	7,433	26
Suncorp Group Ltd.	2,222	22
Sydney Airport	574	3
Tabcorp Holdings Ltd.	285	1
Telstra Corp., Ltd.	5,482	19
Transurban Group	2,557	23
Treasury Wine Estates Ltd.	1,224	11
Wesfarmers Ltd.	1,477	51
Westfield Corp. REIT	3,501	24
Westpac Banking Corp.	3,877	104
Woodside Petroleum Ltd.	850	21
Woolworths Ltd.	1,656	34
		1,208
Austria (0.1%)
BUWOG AG (f)	28	1
Erste Group Bank AG	1,351	44
Immofinanz AG (f)	560	1
Raiffeisen Bank International AG (f)	434	10
Verbund AG	75	1
Voestalpine AG	158	6
		63
Belgium (0.1%)
Ageas	219	8
Anheuser-Busch InBev N.V.	525	58
Colruyt SA	71	3
Groupe Bruxelles Lambert SA	119	11
KBC Group N.V.	1,019	68
Solvay SA	57	7
Umicore SA	127	7
		162
Canada (1.1%)
Agnico-Eagle Mines Ltd.	200	9
Agrium, Inc.	200	19
Bank of Montreal	500	37
Bank of Nova Scotia	800	47
Barrick Gold Corp.	19,230	365
Barrick Gold Corp.	1,100	21
BCE, Inc.	1,000	44
Blackberry Ltd. (f)	500	4
Brookfield Asset Management, Inc., Class A	1,050	38
Brookfield Business Partners LP	21	1
Cameco Corp.	500	6
Canadian Imperial Bank of Commerce	500	43
Canadian National Railway Co.	1,000	74
Canadian Natural Resources Ltd.	1,000	33
Canadian Pacific Railway Ltd.	200	29
Cenovus Energy, Inc.	800	9
Crescent Point Energy Corp.	300	3
Eldorado Gold Corp.	600	2
Enbridge, Inc.	457	19
Enbridge, Inc.	900	38
Encana Corp.	900	11
Goldcorp, Inc.	800	12
Imperial Oil Ltd.	100	3
Kinross Gold Corp. (f)	1,200	4

Loblaw Cos., Ltd.	129	7
Magna International, Inc.	600	26
Manulife Financial Corp.	2,900	51
National Bank of Canada	400	17
Penn West Petroleum Ltd. (f)	500	1
Potash Corp. of Saskatchewan, Inc.	900	15
Power Corp. of Canada	600	14
PrairieSky Royalty Ltd.	20	—	@
Rogers Communications, Inc., Class B	400	18
Royal Bank of Canada	1,200	87
Silver Wheaton Corp.	400	8
Sun Life Financial, Inc.	800	29
Suncor Energy, Inc.	1,600	49
Teck Resources Ltd., Class B	500	11
Thomson Reuters Corp.	500	22
Toronto-Dominion Bank (The)	1,800	90
TransCanada Corp.	600	28
Yamana Gold, Inc.	900	2
		1,346
Chile (0.0%)
Antofagasta PLC	1,392	15
China (0.0%)
Hanergy Thin Film Power Group Ltd. (f)(g)(h)(i)	18,000	—@
Wynn Macau Ltd. (g)	2,800	6
Yum China Holdings, Inc. (f)	282	8
		14
Colombia (0.0%)
Millicom International Cellular SA SDR	268	15
Denmark (0.5%)
AP Moeller - Maersk A/S Series A	8	13
AP Moeller - Maersk A/S Series B	16	27
Danske Bank A/S	1,098	37
DSV A/S	2,959	153
ISS A/S	2,379	90
Novo Nordisk A/S Series B	6,541	225
Novozymes A/S Series B	530	21
Vestas Wind Systems A/S	621	50
		616
Finland (0.1%)
Elisa Oyj	163	6
Fortum Oyj	382	6
Kone Oyj, Class B	343	15
Metso Oyj	120	3
Nokia Oyj	3,329	18
Nokian Renkaat Oyj	141	6
Sampo Oyj, Class A	355	17
Stora Enso Oyj, Class R	588	7
UPM-Kymmene Oyj	325	8
Valmet Oyj	120	2
Wartsila Oyj	171	9
		97
France (3.5%)
Accor SA	6,450	269
Aeroports de Paris (ADP)	294	36

Air Liquide SA	303	35
Airbus SE	396	30
Alstom SA (f)	238	7
Atos SE	1,869	231
AXA SA	1,795	46
BNP Paribas SA	5,093	339
Bouygues SA	5,267	214
Cap Gemini SA	3,636	336
Carrefour SA	436	10
CGG SA (f)	5	—@
Christian Dior SE	75	17
Cie de Saint-Gobain	11,209	576
Cie Generale des Etablissements Michelin	214	26
Credit Agricole SA	5,444	74
Danone SA	432	29
Electricite de France SA	328	3
Engie SA	1,158	16
Essilor International SA	178	22
Fonciere Des Regions REIT	31	3
Gecina SA REIT	22	3
Groupe Eurotunnel SE	6,445	65
Hermes International	11	5
Klepierre REIT	187	7
L’Oreal SA	246	47
Legrand SA	114	7
LVMH Moet Hennessy Louis Vuitton SE	185	41
Metropole Television SA	874	20
Natixis SA	3,485	22
Orange SA	1,686	26
Pernod Ricard SA	206	24
Peugeot SA (f)	27,500	554
Publicis Groupe SA	183	13
Renault SA	194	17
Rexel SA	5,570	101
Safran SA	147	11
Sanofi	455	41
Schneider Electric SE	459	34
SES SA	360	8
Societe Generale SA	3,711	188
Sodexo SA	160	19
TechnipFMC PLC (f)	186	6
TechnipFMC PLC (f)	89	3
Television Francaise 1	3,097	37
Thales SA	92	9
Total SA	1,305	66
Unibail-Rodamco SE REIT	52	12
Vallourec SA (f)	98	1
Veolia Environnement SA	344	6
Vinci SA	8,594	681
Vivendi SA	1,030	20
		4,413
Germany (0.9%)
Adidas AG	126	24
Allianz SE (Registered)	284	53
BASF SE	417	41
Bayer AG (Registered)	471	54
Bayerische Motoren Werke AG	254	23
Commerzbank AG	4,015	36
Continental AG	60	13
Daimler AG (Registered)	486	36

Deutsche Bank AG (Registered) (f)	628	11
Deutsche Boerse AG (f)	3,043	279
Deutsche Lufthansa AG (Registered)	129	2
Deutsche Post AG (Registered)	433	15
Deutsche Telekom AG (Registered)	1,535	27
E.ON SE	1,058	8
Esprit Holdings Ltd. (f)(g)	2,897	2
Fraport AG Frankfurt Airport Services Worldwide	787	56
Fresenius Medical Care AG & Co., KGaA	133	11
Fresenius SE & Co., KGaA	290	23
HeidelbergCement AG	44	4
Henkel AG & Co., KGaA	114	13
Henkel AG & Co., KGaA (Preference)	211	27
Infineon Technologies AG	911	19
K&S AG (Registered)	63	1
Lanxess AG	38	2
Linde AG	109	18
Merck KGaA	138	16
Metro AG	125	4
Muenchener Rueckversicherungs AG (Registered)	146	29
Osram Licht AG	40	2
Porsche Automobil Holding SE (Preference)	188	10
ProSiebenSat.1 Media SE (Registered)	3,223	143
RWE AG (f)	346	6
Salzgitter AG	52	2
SAP SE	563	55
Siemens AG (Registered)	408	56
Stroeer SE & Co. KGaA	570	32
ThyssenKrupp AG	146	4
Uniper SE (f)	105	2
Volkswagen AG	26	4
Volkswagen AG (Preference)	107	16
		1,179
Greece (0.0%)
National Bank of Greece SA (f)	9	—@
Hong Kong (0.3%)
Bank of East Asia Ltd. (The)	3,619	15
BOC Hong Kong Holdings Ltd.	4,500	18
Cheung Kong Property Holdings Ltd.	4,052	27
CK Hutchison Holdings Ltd.	4,052	50
CLP Holdings Ltd.	2,700	28
Global Brands Group Holding Ltd. (f)	8,000	1
Hang Lung Group Ltd.	1,000	4
Hang Lung Properties Ltd.	4,000	11
Hang Seng Bank Ltd.	1,700	35
Henderson Land Development Co., Ltd.	3,435	21
Hong Kong & China Gas Co., Ltd.	7,773	16
Hong Kong Exchanges and Clearing Ltd.	1,430	36
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,500	5
Link REIT	2,754	19
MTR Corp., Ltd.	3,366	19
New World Development Co., Ltd.	7,821	10
Power Assets Holdings Ltd.	2,000	17
Sands China Ltd.	3,200	15
Sino Land Co., Ltd.	6,288	11
Sun Hung Kai Properties Ltd.	2,530	37
Swire Pacific Ltd., Class A	1,000	10
Swire Properties Ltd.	950	3

Wharf Holdings Ltd. (The)	1,400	12
		421
Ireland (0.2%)
Bank of Ireland (f)	103,809	26
CRH PLC	6,603	233
		259
Italy (0.9%)
Assicurazioni Generali SpA	766	12
Atlantia SpA	10,986	284
Banco BPM SpA	215	1
Enel SpA	4,573	21
Eni SpA	1,280	21
Ferrari N.V.	61	4
Intesa Sanpaolo SpA	57,062	155
Italgas SpA (f)	197	1
Leonardo SpA (f)	351	5
Luxottica Group SpA	69	4
Mediaset SpA	24,858	103
Mediobanca SpA	37,381	337
Prysmian SpA	116	3
Rizzoli Corriere Della Sera Mediagroup SpA (f)	41	—@
Saipem SpA (f)	151	—@
Snam SpA	989	4
Telecom Italia SpA (f)	5,340	5
Telecom Italia SpA	2,252	2
Terna Rete Elettrica Nazionale SpA	922	4
UniCredit SpA	7,471	115
Unione di Banche Italiane SpA	3,746	14
		1,095
Japan (3.2%)
Aeon Co., Ltd.	1,900	28
Aisin Seiki Co., Ltd.	400	20
Ajinomoto Co., Inc.	2,000	39
Asahi Glass Co., Ltd.	2,000	16
Asahi Group Holdings Ltd.	900	34
Asahi Kasei Corp.	3,000	29
Astellas Pharma, Inc.	2,500	33
Bridgestone Corp.	1,200	49
Canon, Inc.	1,300	41
Central Japan Railway Co.	234	38
Chubu Electric Power Co., Inc.	1,100	15
Chugoku Electric Power Co., Inc. (The)	700	8
Concordia Financial Group Ltd.	5,000	23
Dai Nippon Printing Co., Ltd.	1,000	11
Dai-ichi Life Holdings, Inc.	1,700	30
Daiichi Sankyo Co., Ltd.	1,000	23
Daikin Industries Ltd.	400	40
Daiwa House Industry Co., Ltd.	2,000	57
Daiwa Securities Group, Inc.	5,000	30
Denso Corp.	700	31
East Japan Railway Co.	500	44
Eisai Co., Ltd.	600	31
FANUC Corp.	300	62
Fast Retailing Co., Ltd.	100	31
FUJIFILM Holdings Corp.	1,000	39
Fujitsu Ltd.	4,000	24
Hankyu Hanshin Holdings, Inc.	1,000	33

Hitachi Ltd.	5,000	27
Honda Motor Co., Ltd.	1,900	57
Hoya Corp.	900	43
Inpex Corp.	1,200	12
ITOCHU Corp.	2,200	31
Japan Tobacco, Inc.	1,246	41
JFE Holdings, Inc.	900	15
JX Holdings, Inc.	4,300	21
Kansai Electric Power Co., Inc. (The)	1,200	15
Kao Corp.	700	38
KDDI Corp.	1,800	47
Keyence Corp.	400	160
Kintetsu Group Holdings Co., Ltd.	6,000	22
Kirin Holdings Co., Ltd.	2,000	38
Kobe Steel Ltd. (f)	800	7
Komatsu Ltd.	1,600	42
Konica Minolta, Inc.	1,500	13
Kubota Corp.	3,000	45
Kuraray Co., Ltd.	1,000	15
Kyocera Corp.	600	33
Kyushu Electric Power Co., Inc.	800	9
LIXIL Group Corp.	1,100	28
Marubeni Corp.	3,000	18
Mitsubishi Chemical Holdings Corp.	3,500	27
Mitsubishi Corp.	1,800	39
Mitsubishi Electric Corp.	3,000	43
Mitsubishi Estate Co., Ltd.	2,000	36
Mitsubishi Heavy Industries Ltd.	7,000	28
Mitsui & Co., Ltd.	2,200	32
Mitsui Fudosan Co., Ltd.	2,000	43
Mitsui OSK Lines Ltd.	3,000	9
Mizuho Financial Group, Inc.	28,900	53
MS&AD Insurance Group Holdings, Inc.	1,100	35
Murata Manufacturing Co., Ltd.	300	43
NEC Corp.	8,000	19
NGK Insulators Ltd.	1,000	23
Nidec Corp.	400	38
Nikon Corp.	800	12
Nintendo Co., Ltd.	100	23
Nippon Building Fund, Inc. REIT	4	22
Nippon Steel Sumitomo Metal Corp.	1,000	23
Nippon Telegraph & Telephone Corp.	1,400	60
Nippon Yusen KK (f)	3,000	6
Nissan Motor Co., Ltd.	3,000	29
Nitto Denko Corp.	300	23
Nomura Holdings, Inc.	5,300	33
NTT DoCoMo, Inc.	2,100	49
Odakyu Electric Railway Co., Ltd.	1,500	29
Olympus Corp.	500	19
Omron Corp.	700	31
Oriental Land Co., Ltd.	800	46
ORIX Corp.	1,710	25
Osaka Gas Co., Ltd.	5,000	19
Panasonic Corp.	2,800	32
Rakuten, Inc.	2,000	20
Ricoh Co., Ltd.	2,000	16
Rohm Co., Ltd.	300	20
Secom Co., Ltd.	500	36
Sekisui House Ltd.	2,000	33
Seven & I Holdings Co., Ltd.	1,200	47
Sharp Corp. (f)	2,000	8
Shikoku Electric Power Co., Inc.	500	6

Shin-Etsu Chemical Co., Ltd.	500	43
Shionogi & Co., Ltd.	1,200	62
Shiseido Co., Ltd.	800	21
Shizuoka Bank Ltd. (The)	3,000	24
SMC Corp.	200	59
SoftBank Group Corp.	1,100	78
Sompo Holdings, Inc.	1,000	37
Sony Corp.	1,300	44
Sumitomo Chemical Co., Ltd.	3,000	17
Sumitomo Corp.	1,900	26
Sumitomo Electric Industries Ltd.	1,200	20
Sumitomo Metal Mining Co., Ltd.	1,000	14
Sumitomo Mitsui Financial Group, Inc.	1,900	69
Sumitomo Mitsui Trust Holdings, Inc.	500	17
Sumitomo Realty & Development Co., Ltd.	1,000	26
Suzuki Motor Corp.	700	29
T&D Holdings, Inc.	1,700	25
Takeda Pharmaceutical Co., Ltd.	900	42
TDK Corp.	400	25
Terumo Corp.	1,000	35
Tohoku Electric Power Co., Inc.	1,000	14
Tokio Marine Holdings, Inc.	1,100	46
Tokyo Electric Power Co. Holdings Inc, (f)	3,400	13
Tokyo Electron Ltd.	500	55
Tokyo Gas Co., Ltd.	4,000	18
Tokyu Corp.	3,000	21
Toray Industries, Inc.	3,000	27
Toshiba Corp. (f)	5,000	11
Toyota Industries Corp.	800	40
Toyota Motor Corp.	3,400	185
West Japan Railway Co.	400	26
Yahoo! Japan Corp.	4,700	22
Yamada Denki Co., Ltd.	2,500	12
Yamato Holdings Co., Ltd.	400	8
		3,982
Kazakhstan (0.0%)
KAZ Minerals PLC (f)	1,037	6
Netherlands (0.7%)
ABN AMRO Group N.V. CVA (c)	873	21
Akzo Nobel N.V.	228	19
ArcelorMittal (f)	786	7
ASML Holding N.V.	299	40
CNH Industrial N.V.	456	4
Fiat Chrysler Automobiles N.V. (f)	607	7
Fugro N.V. CVA (f)	56	1
Heineken N.V.	360	31
ING Groep N.V.	17,673	267
Koninklijke KPN N.V.	1,070	3
Koninklijke Philips N.V.	1,098	35
Koninklijke Vopak N.V.	68	3
PostNL N.V. (f)	385	2
Priceline Group, Inc. (The) (f)	48	85
Randstad Holding N.V.	4,521	261
Unilever N.V. CVA	1,146	57
		843
New Zealand (0.0%)
Auckland International Airport Ltd.	1,674	8
Contact Energy Ltd.	1,252	4

Fletcher Building Ltd.	1,181	7
Mercury NZ Ltd.	1,212	3
Meridian Energy Ltd.	2,247	4
Ryman Healthcare Ltd.	661	4
Spark New Zealand Ltd.	3,134	8
		38
Norway (0.1%)
Akastor ASA (f)	246	—@
Aker Solutions ASA (f)	246	1
DNB ASA	2,312	37
Kvaerner ASA (f)	246	—@
Norsk Hydro ASA	1,778	10
Orkla ASA	1,208	11
REC Silicon ASA (f)	1,171	—@
Statoil ASA	2,284	39
Subsea 7 SA (f)	420	7
Telenor ASA	995	17
Yara International ASA	352	14
		136
Poland (0.0%)
Jeronimo Martins SGPS SA	241	4
Portugal (0.0%)
Banco Espirito Santo SA (Registered) (f)(h)(i)	78,166	—
EDP - Energias de Portugal SA	2,371	8
Galp Energia SGPS SA	247	4
Pharol SGPS SA (Registered)	610	—@
		12
Spain (0.8%)
Abertis Infraestructuras SA	292	5
ACS Actividades de Construccion y Servicios SA	189	6
Amadeus IT Holding SA, Class A	176	9
Banco Bilbao Vizcaya Argentaria SA	27,718	215
Banco de Sabadell SA	24,075	44
Banco Popular Espanol SA	12,974	13
Banco Santander SA	59,934	367
Bankia SA	17,074	19
Bankinter SA	2,501	21
CaixaBank SA	10,697	46
Distribuidora Internacional de Alimentacion SA	556	3
Enagas SA	211	6
Ferrovial SA	309	6
Gas Natural SDG SA	192	4
Grifols SA	163	4
Iberdrola SA	2,771	20
Industria de Diseno Textil SA	824	29
Mediaset Espana Comunicacion SA	7,854	101
Red Electrica Corp., SA	338	7
Repsol SA	846	13
Telefonica SA	2,506	28
		966
Sweden (1.0%)
Alfa Laval AB	1,433	27
Assa Abloy AB, Class B	3,402	70
Atlas Copco AB, Class A	2,752	97
Atlas Copco AB, Class B	1,447	46

Boliden AB	904	27
Electrolux AB, Class B	644	18
Hennes & Mauritz AB, Class B	3,058	78
Hexagon AB, Class B	800	32
Husqvarna AB, Class B	486	4
Investor AB, Class B	1,472	62
Kinnevik AB, Class B	376	10
Nordea Bank AB	10,414	119
Ratos AB, Class B	242	1
Sandvik AB	3,965	59
Skandinaviska Enskilda Banken AB, Class A	7,682	86
Skanska AB, Class B	815	19
SKF AB, Class B	1,216	24
Svenska Cellulosa AB SCA, Class B	1,952	63
Svenska Handelsbanken AB, Class A	7,581	104
Swedbank AB, Class A	1,753	41
Swedish Match AB	1,446	47
Tele2 AB, Class B	1,116	11
Telefonaktiebolaget LM Ericsson, Class B	10,055	67
Telia Co AB	14,846	62
Volvo AB, Class B	5,564	82
		1,256
Switzerland (2.1%)
ABB Ltd. (Registered)	4,897	115
Adecco Group AG (Registered)	6,127	435
Baloise Holding AG (Registered)	176	24
Cie Financiere Richemont SA (Registered)	933	74
Credit Suisse Group AG (Registered) (f)	2,408	36
GAM Holding AG (f)	609	8
Geberit AG (Registered)	146	63
Givaudan SA (Registered)	23	41
Julius Baer Group Ltd. (f)	467	23
Kuehne & Nagel International AG (Registered)	138	20
LafargeHolcim Ltd. (Registered) (f)	452	27
LafargeHolcim Ltd. (Registered) (f)	175	10
Lonza Group AG (Registered) (f)	219	41
Nestle SA (Registered)	5,603	430
Novartis AG (Registered)	2,155	160
Roche Holding AG (Genusschein)	2,005	512
Schindler Holding AG	157	30
SGS SA (Registered)	22	47
Sonova Holding AG (Registered)	230	32
Swatch Group AG (The)	63	23
Swiss Life Holding AG (Registered) (f)	71	23
Swiss Re AG	261	23
Syngenta AG (Registered)	460	203
UBS Group AG (Registered)	7,300	117
Zurich Insurance Group AG	364	97
		2,614
United Kingdom (4.3%)
3i Group PLC	3,261	31
Admiral Group PLC	901	22
Amec Foster Wheeler PLC	1,092	7
Anglo American PLC (f)	3,171	48
AstraZeneca PLC	2,019	124
Aviva PLC	13,275	89
BAE Systems PLC	12,139	98
Barclays PLC	54,110	153
BHP Billiton PLC	5,253	81

BP PLC	28,021	161
British American Tobacco PLC	4,370	290
British Land Co., PLC REIT	3,287	25
BT Group PLC	32,687	130
Burberry Group PLC	1,066	23
Cairn Energy PLC (f)	1,775	5
Capita PLC	2,751	19
Centrica PLC	15,214	41
Compass Group PLC	6,569	124
Diageo PLC	5,814	166
Experian PLC	3,959	81
G4S PLC	8,758	33
GlaxoSmithKline PLC	6,524	136
Glencore PLC (f)	19,295	76
Hammerson PLC REIT	2,600	19
HSBC Holdings PLC	19,025	155
Imperial Brands PLC	2,675	130
Indivior PLC	1,957	8
Inmarsat PLC	565	6
International Consolidated Airlines Group SA	1,054	7
International Consolidated Airlines Group SA	38,757	257
Intu Properties PLC REIT	2,045	7
Investec PLC	1,910	13
Johnson Matthey PLC	595	23
Land Securities Group PLC REIT	2,805	37
Legal & General Group PLC	15,590	48
Liberty Global PLC LiLAC, Class A (f)	57	1
Liberty Global PLC LiLAC Series C (f)	143	3
Lloyds Banking Group PLC	64,323	53
Lonmin PLC (f)	2	—@
Man Group PLC	5,542	10
Marks & Spencer Group PLC	3,516	15
National Grid PLC	9,180	117
NEX Group PLC	898	6
Next PLC	807	44
Old Mutual PLC	12,769	32
Petrofac Ltd.	955	11
Prudential PLC	8,978	190
Randgold Resources Ltd.	212	19
Reckitt Benckiser Group PLC	1,957	179
RELX PLC	4,610	90
Rio Tinto PLC	3,324	134
Rolls-Royce Holdings PLC (f)	8,068	76
Royal Bank of Scotland Group PLC (f)	7,936	24
Royal Dutch Shell PLC, Class A	10,520	276
Royal Dutch Shell PLC, Class B	5,839	160
RSA Insurance Group PLC	2,585	19
Schroders PLC	327	12
Segro PLC REIT	2,739	16
Severn Trent PLC	709	21
Shire PLC	2,792	163
Shire PLC ADR	302	53
Sky PLC	4,900	60
Smith & Nephew PLC	3,792	58
Smiths Group PLC	1,475	30
SSE PLC	2,803	52
Standard Chartered PLC (f)	3,595	34
Standard Life PLC	5,617	25
Tesco PLC (f)	17,402	40
TP ICAP PLC	734	4
Tullow Oil PLC (f)	2,653	8
Unilever PLC	3,047	150

United Utilities Group PLC	2,163	27
Vodafone Group PLC	84,324	220
Weir Group PLC (The)	647	16
WM Morrison Supermarkets PLC	7,216	22
Wolseley PLC	788	50
WPP PLC	8,038	176
		5,369
United States (25.0%)
3M Co.	1,599	306
Abbott Laboratories	3,949	175
AbbVie, Inc.	3,184	207
Accenture PLC, Class A	1,286	154
Actelion Ltd. (f)	443	125
Adient plc	31	2
Adobe Systems, Inc. (f)	534	70
AdvanSix, Inc. (f)	113	3
AES Corp.	853	10
Aetna, Inc.	570	73
Agilent Technologies, Inc.	498	26
Alexion Pharmaceuticals, Inc. (f)	506	61
Allergan PLC	494	118
Alliant Energy Corp.	295	12
Alphabet, Inc., Class A (f)	438	371
Alphabet, Inc., Class C (f)	429	356
Altria Group, Inc.	5,171	369
Amazon.com, Inc. (f)	633	561
Ameren Corp.	484	26
American Electric Power Co., Inc.	1,021	69
American Express Co.	5,554	439
American International Group, Inc.	2,820	176
American Tower Corp. REIT	338	41
American Water Works Co., Inc.	295	23
Ameriprise Financial, Inc.	201	26
AmerisourceBergen Corp.	539	48
Amgen, Inc.	2,052	337
Amphenol Corp., Class A	528	38
Anadarko Petroleum Corp.	1,392	86
Analog Devices, Inc.	152	12
Annaly Capital Management, Inc. REIT	577	6
Anthem, Inc.	607	100
Apache Corp.	219	11
Apple, Inc.	7,475	1,074
Archer-Daniels-Midland Co.	589	27
AT&T, Inc.	12,680	527
Automatic Data Processing, Inc.	301	31
Avery Dennison Corp.	261	21
Baker Hughes, Inc.	421	25
Bank of America Corp.	16,733	395
Bank of New York Mellon Corp. (The)	609	29
Baxter International, Inc.	2,127	110
BB&T Corp.	576	26
Becton Dickinson and Co.	578	106
Bed Bath & Beyond, Inc.	281	11
Berkshire Hathaway, Inc., Class B (f)	1,470	245
Biogen, Inc. (f)	805	220
Bioverativ, Inc. (f)	255	14
BlackRock, Inc.	509	195
Boeing Co. (The)	1,231	218
Boston Properties, Inc. REIT	158	21
Boston Scientific Corp. (f)	1,918	48

Bristol-Myers Squibb Co.	5,215	284
Broadcom Ltd.	7	2
Brookfield Property Partners LP	40	1
Brown-Forman Corp., Class B	295	14
C.H. Robinson Worldwide, Inc.	209	16
California Resources Corp. (f)	97	1
Campbell Soup Co.	295	17
Capital One Financial Corp.	201	17
Cardinal Health, Inc.	459	37
Care Capital Properties, Inc. REIT	84	2
Carnival Corp.	2	—@
Caterpillar, Inc.	1,412	131
CBS Corp., Class B	471	33
CDK Global, Inc.	137	9
Celgene Corp. (f)	2,308	287
Centene Corp. (f)	295	21
CenterPoint Energy, Inc.	453	13
CenturyLink, Inc.	1,057	25
Cerner Corp. (f)	725	43
CF Industries Holdings, Inc.	35	1
Charles Schwab Corp. (The)	787	32
Charter Communications, Inc., Class A (f)	165	54
Chemours Co. (The)	440	17
Chesapeake Energy Corp. (f)	213	1
Chevron Corp.	2,502	269
Chipotle Mexican Grill, Inc. (f)	40	18
Church & Dwight Co., Inc.	295	15
Cigna Corp.	578	85
Cintas Corp.	169	21
Cisco Systems, Inc.	7,097	240
CIT Group, Inc.	324	14
Citigroup, Inc.	4,436	265
Citrix Systems, Inc. (f)	223	19
Cliffs Natural Resources, Inc. (f)	15	—@
CME Group, Inc.	191	23
CMS Energy Corp.	295	13
Coach, Inc.	312	13
Coca-Cola Co.	5,680	241
Coca-Cola European Partners PLC	102	4
Cognizant Technology Solutions Corp., Class A (f)	406	24
Colgate-Palmolive Co.	4,828	353
Comcast Corp., Class A	7,868	296
Comerica, Inc.	201	14
Conagra Brands, Inc.	295	12
Concho Resources, Inc. (f)	109	14
Conduent, Inc. (f)	174	3
ConocoPhillips	2,427	121
CONSOL Energy, Inc.	304	5
Consolidated Edison, Inc.	601	47
Constellation Brands, Inc., Class A	295	48
Costco Wholesale Corp.	1,414	237
Coty, Inc., Class A	589	11
CR Bard, Inc.	111	28
Crown Castle International Corp. REIT	315	30
CST Brands, Inc.	71	3
CSX Corp.	510	24
Cummins, Inc.	9	1
CVS Health Corp.	5,427	426
Danaher Corp.	1,018	87
DaVita, Inc. (f)	567	39
Deere & Co.	22	2
Dell Technologies, Inc. - VMware, Inc., Class V (f)	583	37

DENTSPLY SIRONA, Inc.	295	18
Devon Energy Corp.	246	10
Discover Financial Services	385	26
Discovery Communications, Inc., Class A (f)	385	11
Discovery Communications, Inc., Class C (f)	655	19
Dominion Resources, Inc.	833	65
Dow Chemical Co. (The)	2,370	151
Dr. Pepper Snapple Group, Inc.	295	29
DTE Energy Co.	548	56
Duke Energy Corp.	1,934	159
Dun & Bradstreet Corp. (The)	144	16
Eaton Corp., PLC	27	2
eBay, Inc. (f)	2,339	79
Ecolab, Inc.	29	4
Edison International	623	50
Edwards Lifesciences Corp. (f)	579	54
EI du Pont de Nemours & Co.	1,830	147
Eli Lilly & Co.	2,476	208
Emerson Electric Co.	1,514	91
Endo International PLC (f)	295	3
Entergy Corp.	550	42
EOG Resources, Inc.	570	56
Equity Residential REIT	327	20
ESC Seventy Seven (f)(i)	15	—
Estee Lauder Cos., Inc. (The), Class A	553	47
Eversource Energy	295	17
Exelon Corp.	1,343	48
EXOR N.V.	55	3
Express Scripts Holding Co. (f)	1,659	109
Exxon Mobil Corp.	5,094	418
Facebook, Inc., Class A (f)	1,930	274
Fastenal Co.	14	1
FedEx Corp.	309	60
Fifth Third Bancorp	605	15
FirstEnergy Corp.	576	18
Fluor Corp.	41	2
Ford Motor Co.	7,024	82
Fortive Corp.	264	16
Franklin Resources, Inc.	291	12
Freeport-McMoRan, Inc. (f)	12,240	164
Frontier Communications Corp.	1,582	3
General Dynamics Corp.	66	12
General Electric Co.	7,578	226
General Mills, Inc.	1,095	65
GGP, Inc. REIT	565	13
Gilead Sciences, Inc.	2,692	183
Goldman Sachs Group, Inc. (The)	855	196
Grifols SA, (Preference) Class B	38	1
Halliburton Co.	11,550	568
Halyard Health, Inc. (f)	265	10
HCA Holdings, Inc. (f)	295	26
HCP, Inc. REIT	288	9
Henry Schein, Inc. (f)	149	25
Hershey Co. (The)	149	16
Hess Corp.	209	10
Hewlett Packard Enterprise Co.	1,736	41
Hologic, Inc. (f)	295	13
Home Depot, Inc.	2,370	348
Honeywell International, Inc.	2,431	304
Hormel Foods Corp.	295	10
HP, Inc.	1,546	28
Humana, Inc.	118	24

Illinois Tool Works, Inc.	26	3
Intel Corp.	4,263	154
Intercontinental Exchange, Inc.	575	34
International Business Machines Corp.	1,426	248
Interpublic Group of Cos., Inc. (The)	610	15
Intuit, Inc.	295	34
Intuitive Surgical, Inc. (f)	43	33
Invesco Ltd.	432	13
Iron Mountain, Inc. REIT	381	14
Johnson & Johnson	6,331	789
Johnson Controls International PLC	316	13
Joy Global, Inc.	41	1
JPMorgan Chase & Co.	6,528	573
Juniper Networks, Inc.	558	16
Kellogg Co.	678	49
KeyCorp	539	10
Keysight Technologies, Inc. (f)	101	4
Kimberly-Clark Corp.	1,585	209
Kimco Realty Corp. REIT	486	11
Kohl’s Corp.	272	11
Koninklijke Ahold Delhaize N.V.	882	19
Kraft Heinz Co. (The)	675	61
Kroger Co. (The)	1,734	51
L Brands, Inc.	240	11
Laboratory Corp. of America Holdings (f)	155	22
Las Vegas Sands Corp.	147	8
Level 3 Communications, Inc. (f)	295	17
Li & Fung Ltd. (g)	8,000	3
Liberty Global PLC, Class A (f)	329	12
Liberty Global PLC Series C (f)	559	20
Liberty Property Trust REIT	322	12
Lockheed Martin Corp.	14	4
LogMeIn, Inc.	38	4
Lowe’s Cos., Inc.	2,412	198
M&T Bank Corp.	181	28
Macerich Co. (The) REIT	327	21
Mallinckrodt PLC (f)	26	1
Manpowergroup, Inc.	99	10
Marathon Oil Corp.	366	6
Marathon Petroleum Corp.	418	21
Marriott International, Inc., Class A	2	—@
Mastercard, Inc., Class A	2,750	309
McDonald’s Corp.	1,444	187
McKesson Corp.	567	84
Mead Johnson Nutrition Co.	520	46
Medtronic PLC	3,881	313
Merck & Co., Inc.	5,413	344
Microsoft Corp.	8,414	554
Molson Coors Brewing Co., Class B	295	28
Mondelez International, Inc., Class A	2,596	112
Monsanto Co.	508	58
Monster Beverage Corp. (f)	295	14
Mosaic Co. (The)	26	1
Murphy Oil Corp.	306	9
Murphy USA, Inc. (f)	129	9
Mylan N.V. (f)	589	23
NASDAQ, Inc.	170	12
National Oilwell Varco, Inc.	377	15
NetApp, Inc.	474	20
NetScout Systems, Inc. (f)	3,985	151
New York Community Bancorp, Inc.	170	2
Newfield Exploration Co. (f)	314	12

Newmont Mining Corp.	9,084	299
News Corp., Class A	554	7
News Corp., Class B	246	3
NextEra Energy, Inc.	878	113
NIKE, Inc., Class B	4,474	249
NiSource, Inc.	295	7
Noble Corp., PLC	201	1
Noble Energy, Inc.	246	8
Nordstrom, Inc.	124	6
Norfolk Southern Corp.	447	50
Northrop Grumman Corp.	17	4
NOW, Inc. (f)	149	3
NRG Energy, Inc.	295	6
O’Reilly Automotive, Inc. (f)	219	59
Occidental Petroleum Corp.	1,383	88
Omnicom Group, Inc.	249	21
ONE Gas, Inc.	102	7
ONEOK, Inc.	298	17
Oracle Corp.	5,117	228
PACCAR, Inc.	20	1
Paragon Offshore PLC (f)	67	—@
PayPal Holdings, Inc. (f)	2,339	101
Peabody Energy Corp. (f)	40	—@
Pentair PLC	6	—@
People’s United Financial, Inc.	170	3
PepsiCo, Inc.	3,486	390
Pfizer, Inc.	12,032	412
PG&E Corp.	913	61
Philip Morris International, Inc.	3,356	379
Phillips 66	1,057	84
Pioneer Natural Resources Co.	272	51
Pitney Bowes, Inc.	184	2
PNC Financial Services Group, Inc. (The)	840	101
PPL Corp.	940	35
Praxair, Inc.	26	3
Procter & Gamble Co. (The)	6,464	581
ProLogis, Inc. REIT	287	15
Public Service Enterprise Group, Inc.	940	42
Public Storage REIT	151	33
QIAGEN N.V. (f)	321	9
QUALCOMM, Inc.	3,546	203
Quality Care Properties, Inc. REIT (f)	57	1
Quest Diagnostics, Inc.	222	22
Range Resources Corp.	131	4
Rayonier Advanced Materials, Inc.	153	2
Rayonier, Inc. REIT	250	7
Raytheon Co.	20	3
Regions Financial Corp.	627	9
Republic Services, Inc.	376	24
Reynolds American, Inc.	884	56
Robert Half International, Inc.	201	10
Rockwell Automation, Inc.	9	1
Ross Stores, Inc.	412	27
Royal Caribbean Cruises Ltd.	2	—@
S&P Global, Inc.	286	37
Salesforce.com, Inc. (f)	329	27
SCANA Corp.	295	19
Schlumberger Ltd.	1,906	149
Scripps Networks Interactive, Inc., Class A	143	11
Sempra Energy	616	68
Simon Property Group, Inc. REIT	548	94
Southern Co. (The)	1,230	61

Southwestern Energy Co. (f)	352	3
Sprint Corp. (f)	1,386	12
Staples, Inc.	315	3
Starbucks Corp.	2,814	164
State Street Corp.	322	26
Stericycle, Inc. (f)	225	19
Stryker Corp.	590	78
SunTrust Banks, Inc.	311	17
Symantec Corp.	478	15
Sysco Corp.	1,047	54
T. Rowe Price Group, Inc.	252	17
Target Corp.	1,427	79
TE Connectivity Ltd.	167	12
Tenaris SA	277	5
Texas Instruments, Inc.	3,954	319
Thermo Fisher Scientific, Inc.	571	88
Time Warner, Inc.	976	95
Time, Inc.	284	6
TJX Cos., Inc. (The)	799	63
Twenty-First Century Fox, Inc., Class A	1,907	62
Twenty-First Century Fox, Inc., Class B	404	13
Tyson Foods, Inc., Class A	295	18
Union Pacific Corp.	2,402	254
United Parcel Service, Inc., Class B	2,420	260
United Technologies Corp.	4,154	466
UnitedHealth Group, Inc.	3,265	536
Urban Edge Properties REIT	59	2
US Bancorp	1,689	87
Valero Energy Corp.	426	28
Varex Imaging Corp. (f)	98	3
Varian Medical Systems, Inc. (f)	247	23
Ventas, Inc. REIT	227	15
Verisk Analytics, Inc. (f)	152	12
Verizon Communications, Inc.	12,773	623
Vertex Pharmaceuticals, Inc. (f)	295	32
VF Corp.	314	17
Viacom, Inc., Class B	263	12
Visa, Inc., Class A	3,632	323
Vornado Realty Trust REIT	118	12
Wal-Mart Stores, Inc.	5,674	409
Walgreens Boots Alliance, Inc.	1,449	120
Walt Disney Co. (The)	2,452	278
Washington Prime Group, Inc. REIT	424	4
Waste Management, Inc.	390	28
Weatherford International PLC (f)	674	4
WEC Energy Group, Inc.	494	30
Wells Fargo & Co.	4,641	258
Welltower, Inc. REIT	327	23
Western Digital Corp.	64	5
Western Union Co. (The)	80	2
Weyerhaeuser Co. REIT	791	27
Whole Foods Market, Inc.	723	22
Williams Cos., Inc. (The)	523	15
WPX Energy, Inc. (f)	264	4
WW Grainger, Inc.	3	1
Wynn Resorts Ltd.	103	12
Xcel Energy, Inc.	855	38
Xerox Corp.	870	6
Xylem, Inc.	121	6
Yahoo!, Inc. (f)	566	26
Yum! Brands, Inc.	282	18
Zimmer Biomet Holdings, Inc.	520	64

Zoetis, Inc.	2,237	119
		31,445
Total Common Stocks (Cost $47,833)		57,574

	No. of Rights
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (f)	104	—@
Safeway PDC, LLC CVR (f)	104	—@
Total Rights (Cost $—@)		—@

No. of Warrants
Warrant (0.0%)
France (0.0%)
Peugeot SA, expires 4/29/17 (f) (Cost $—@)	226	1

	Shares	Value (000)
Investment Company (2.7%)
United States (2.7%)
SPDR S&P 500 ETF Trust (Cost $2,074)	14,301	3,371
Short-Term Investments (19.7%)
Investment Company (19.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $24,028)	24,027,997	24,028

	Face Amount (000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill
0.64%, 7/27/17 (k)(l) (Cost $749)	$750	748
Total Short-Term Investments (Cost $24,777)		24,776
Total Investments (98.0%) (Cost $112,362) (m)(n)(o)		123,246
Other Assets in Excess of Liabilities (2.0%)		2,478
Net Assets (100.0%)		$125,724

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Security is subject to delayed delivery.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2017.

(e)                                  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2017. Maturity date disclosed is the ultimate maturity date.

(f)                                   Non-income producing security.

(g)                                  Security trades on the Hong Kong exchange.

(h)                                 Security has been deemed illiquid at March 31, 2017.

(i)                                     At March 31, 2017, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(j)                                    The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Funds.

(k)                                 Rate shown is the yield to maturity at March 31, 2017.

(l)                                     All or a portion of the security was pledged to cover margin requirements for swap agreements.

(m)                             Securities are available for collateral in connection with purchase on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(n)                                 The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(o)                                 At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,182,000 and the aggregate gross unrealized depreciation is approximately $3,298,000 resulting in net unrealized appreciation of approximately $10,884,000.

@                                    Value is less than $500.

ADR                     American Depositary Receipt.

CDI                         CHESS Depositary Interest.

CVA                     Certificaten Van Aandelen.

ETF                         Exchange Traded Fund.

MTN                   Medium Term Note.

OAT                      Obligations Assimilables du Trésor (French Treasury Obligation).

OFZ                        Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

REIT                  Real Estate Investment Trust.

SDR                       Swedish Depositary Receipt.

SPDR                Standard & Poor’s Depository Receipt.

TBA                      To Be Announced.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	981		$755	4/5/17	$6
Australia and New Zealand Banking Group	CAD	1,493		$1,136	4/5/17	13
Australia and New Zealand Banking Group	EUR	3,295		$3,491	4/5/17	(24)
Australia and New Zealand Banking Group	NZD	740	EUR	504	4/5/17	19
Australia and New Zealand Banking Group		$1,508	EUR	1,424	4/5/17	11
Australia and New Zealand Banking Group		$831	EUR	780	4/5/17	1
Australia and New Zealand Banking Group		$151	GBP	124	4/5/17	4
Australia and New Zealand Banking Group		$524	JPY	60,344	4/5/17	18
Australia and New Zealand Banking Group		$603	NZD	834	4/5/17	(18)
Bank of America NA	CHF	222		$223	4/20/17	2
Bank of America NA	EUR	125		$135	4/20/17	2
Bank of America NA	PLN	326		$82	4/20/17	—@
Bank of America NA	SEK	2,649		$302	4/20/17	6
Bank of America NA		$151	SGD	210	4/20/17	(—@ )
Bank of Montreal		$436	CAD	580	4/20/17	1
Bank of New York Mellon	CHF	28		$28	4/20/17	—@
Barclays Bank PLC	AUD	279		$215	4/5/17	2
Barclays Bank PLC	AUD	142		$110	4/20/17	1
Barclays Bank PLC	JPY	31,759		$286	4/5/17	1
Barclays Bank PLC		$13	JPY	1,420	4/5/17	—@
Barclays Bank PLC		$55	ZAR	715	4/5/17	(2)
BNP Paribas SA	CHF	67		$68	4/20/17	1
BNP Paribas SA	EUR	271		$293	4/20/17	4
BNP Paribas SA		$998	CAD	1,329	4/20/17	1
BNP Paribas SA		$584	EUR	539	4/20/17	(8)
BNP Paribas SA		$20	ILS	71	4/20/17	—@
BNP Paribas SA		$258	JPY	28,822	4/20/17	1
Citibank NA	AUD	125		$95	4/5/17	(1)
Citibank NA	AUD	122		$94	4/20/17	1
Citibank NA	CHF	55		$56	4/20/17	—@
Citibank NA	CNH	8,763		$1,291	5/11/17	20
Citibank NA	CNH	8,789		$1,294	5/11/17	19
Citibank NA	CNH	2,107		$313	5/11/17	7
Citibank NA	CNH	28,601		$4,265	5/11/17	116
Citibank NA	CNH	3,519		$518	5/11/17	8
Citibank NA	EUR	1,035		$1,128	2/1/18	6
Citibank NA	EUR	1,183		$1,287	2/1/18	5
Citibank NA	EUR	2,834		$3,068	4/20/17	43
Citibank NA	SEK	4,335		$494	4/20/17	10
Citibank NA	THB	177		$5	4/20/17	(—@ )
Citibank NA		$1,988	CNH	13,527	5/11/17	(26)
Citibank NA		$2,599	CNH	17,599	5/11/17	(45)
Citibank NA		$472	CNH	3,201	5/11/17	(7)
Citibank NA		$1,141	CZK	27,957	2/1/18	(6)
Citibank NA		$1,302	CZK	31,962	2/1/18	(5)

Citibank NA		$5	EUR	5		4/5/17	(—@ )
Citibank NA		$230	SEK	2,055		4/20/17	(1)
Citibank NA		$1,616	TRY	5,886		4/20/17	(4)
Commonwealth Bank of Australia	AUD	279		$215		4/20/17	2
Commonwealth Bank of Australia	EUR	1,115		$1,207		4/20/17	17
Commonwealth Bank of Australia	NZD	9		$7		4/20/17	—@
Commonwealth Bank of Australia		$675	GBP	541		4/20/17	2
Credit Suisse International	CHF	7		$7		4/20/17	—@
Credit Suisse International	EUR	21		$22		4/20/17	—@
Credit Suisse International		$86	ILS	313		4/20/17	—@
Goldman Sachs International	AUD	180		$139		4/20/17	1
Goldman Sachs International	CHF	30		$30		4/20/17	—@
Goldman Sachs International	EUR	261		$283		4/20/17	4
Goldman Sachs International		$126	EUR	117		4/20/17	(1)
Goldman Sachs International		$46	GBP	37		4/20/17	—@
Goldman Sachs International		$111	HKD	862		4/20/17	(—@ )
Goldman Sachs International		$324	JPY	36,153		4/20/17	1
Goldman Sachs International		$133	JPY	14,733		4/20/17	(—@ )
Goldman Sachs International	ZAR	1,116		$88		4/20/17	5
Goldman Sachs International	ZAR	3,148		$234		4/20/17	(—@ )
HSBC Bank PLC	EUR	238	NOK	2,100		4/5/17	(9)
HSBC Bank PLC	EUR	174	PLN	750		4/5/17	4
HSBC Bank PLC	GBP	355	EUR	418		4/5/17	1
HSBC Bank PLC	GBP	39		$49		4/5/17	(—@ )
HSBC Bank PLC	MXN	5,439		$284		4/5/17	(6)
HSBC Bank PLC	NOK	2,100	SEK	2,260		4/5/17	8
HSBC Bank PLC	PLN	2,939		$723		4/5/17	(19)
HSBC Bank PLC		$1	CAD	1		4/5/17	(—@ )
HSBC Bank PLC		$217	EUR	205		4/5/17	1
HSBC Bank PLC		$287	EUR	270		4/5/17	1
HSBC Bank PLC		$14	EUR	13		4/5/17	(—@ )
HSBC Bank PLC		$270	HUF	76,819		4/5/17	(4)
HSBC Bank PLC		$313	JPY	35,254		4/5/17	3
HSBC Bank PLC		$575	KRW	654,466		5/8/17	11
HSBC Bank PLC		$131	MXN	2,607		4/5/17	8
HSBC Bank PLC		$58	NOK	486		4/5/17	(2)
HSBC Bank PLC		$477	PLN	1,937		4/5/17	12
HSBC Bank PLC		$96	SGD	135		4/5/17	—@
HSBC Bank PLC		$147	THB	5,150		4/5/17	3
HSBC Bank PLC		$188	ZAR	2,400		4/5/17	(9)
HSBC Bank PLC		$158	ZAR	1,975		4/5/17	(11)
HSBC Bank PLC	ZAR	3,236		$257		4/5/17	15
JPMorgan Chase Bank NA	AUD	130		$98		4/5/17	(2)
JPMorgan Chase Bank NA	BRL	1,859		$596		5/5/17	6
JPMorgan Chase Bank NA	CAD	290	MXN	4,400		4/5/17	17
JPMorgan Chase Bank NA	CAD	330		$244		4/5/17	(4)
JPMorgan Chase Bank NA	CHF	149		$148		4/5/17	(1)
JPMorgan Chase Bank NA	CHF	100		$101		4/20/17	1
JPMorgan Chase Bank NA	CNH	8,763		$1,297		5/11/17	26
JPMorgan Chase Bank NA	CNH	1,607		$239		5/11/17	6
JPMorgan Chase Bank NA	CNH	1,118		$156		5/11/17	(6)
JPMorgan Chase Bank NA	CNH	13,376		$1,973		5/11/17	32
JPMorgan Chase Bank NA	CNH	13,376		$1,967		5/11/17	26
JPMorgan Chase Bank NA	CNH	3,223		$474		5/11/17	7
JPMorgan Chase Bank NA	EUR	5		$6		4/5/17	(—@ )
JPMorgan Chase Bank NA	EUR	87		$92		4/5/17	(1)
JPMorgan Chase Bank NA	GBP	32	EUR	38		4/5/17	—@
JPMorgan Chase Bank NA	GBP	— @		$—	@	4/5/17	(—@ )
JPMorgan Chase Bank NA	GBP	523		$638		4/5/17	(17)
JPMorgan Chase Bank NA	JPY	1,378		$12		4/5/17	(—@ )
JPMorgan Chase Bank NA	JPY	468,131		$4,212		4/20/17	5
JPMorgan Chase Bank NA	KRW	140,292		$121		5/8/17	(5)

JPMorgan Chase Bank NA	MXN	5,000	JPY	28,344	4/5/17	(12)
JPMorgan Chase Bank NA	MXN	5,756		$290	4/5/17	(17)
JPMorgan Chase Bank NA	MXN	5,419		$282	4/5/17	(8)
JPMorgan Chase Bank NA	PLN	200		$49	4/5/17	(1)
JPMorgan Chase Bank NA	RUB	8,386		$145	5/5/17	(3)
JPMorgan Chase Bank NA	SEK	35		$4	4/5/17	(—@ )
JPMorgan Chase Bank NA	SEK	2,212		$245	4/5/17	(1)
JPMorgan Chase Bank NA	SEK	4,883		$556	4/20/17	11
JPMorgan Chase Bank NA	THB	2,595		$73	4/5/17	(2)
JPMorgan Chase Bank NA		$166	AUD	220	4/5/17	2
JPMorgan Chase Bank NA		$390	AUD	518	4/5/17	5
JPMorgan Chase Bank NA		$174	BRL	560	5/5/17	4
JPMorgan Chase Bank NA		$12	CAD	16	4/5/17	(—@ )
JPMorgan Chase Bank NA		$521	CAD	702	4/5/17	7
JPMorgan Chase Bank NA		$3,306	CNH	23,277	5/11/17	71
JPMorgan Chase Bank NA		$177	CNH	1,222	5/11/17	1
JPMorgan Chase Bank NA		$3,356	CNH	23,109	5/11/17	(3)
JPMorgan Chase Bank NA		$95	CNH	664	5/11/17	2
JPMorgan Chase Bank NA		$1,399	CNH	9,477	5/11/17	(25)
JPMorgan Chase Bank NA		$173	CNH	1,165	5/11/17	(4)
JPMorgan Chase Bank NA		$3	EUR	3	4/5/17	—@
JPMorgan Chase Bank NA		$1,268	EUR	1,201	4/5/17	13
JPMorgan Chase Bank NA		$601	GBP	494	4/5/17	18
JPMorgan Chase Bank NA		$226	HKD	1,750	4/20/17	(—@ )
JPMorgan Chase Bank NA		$77	HUF	22,647	4/5/17	1
JPMorgan Chase Bank NA		$10	HUF	2,840	4/5/17	(—@ )
JPMorgan Chase Bank NA		$1,713	JPY	195,938	4/5/17	47
JPMorgan Chase Bank NA		$35	JPY	3,928	4/20/17	—@
JPMorgan Chase Bank NA		$216	JPY	24,000	4/5/17	(1)
JPMorgan Chase Bank NA		$1,573	JPY	175,185	4/20/17	1
JPMorgan Chase Bank NA		$202	MXN	3,973	4/5/17	11
JPMorgan Chase Bank NA		$133	MXN	2,550	4/5/17	3
JPMorgan Chase Bank NA		$1,035	MXN	19,855	4/20/17	23
JPMorgan Chase Bank NA		$161	PLN	657	4/5/17	5
JPMorgan Chase Bank NA		$23	ZAR	307	4/5/17	(—@ )
JPMorgan Chase Bank NA	ZAR	641		$48	4/5/17	—@
JPMorgan Chase Bank NA	ZAR	1,090		$81	5/5/17	—@
Northern Trust Company		$101	SGD	141	4/20/17	(—@ )
State Street Bank and Trust Co.	EUR	138		$149	4/20/17	2
State Street Bank and Trust Co.	KRW	135,556		$120	5/18/17	(2)
State Street Bank and Trust Co.	RUB	12,731		$215	5/18/17	(9)
State Street Bank and Trust Co.	RUB	13,729		$231	5/18/17	(11)
State Street Bank and Trust Co.		$13	HKD	100	4/20/17	(—@ )
State Street Bank and Trust Co.		$270	RUB	15,382	5/18/17	—@
UBS AG	AUD	355		$268	4/5/17	(3)
UBS AG	AUD	1,238		$954	4/20/17	9
UBS AG	CHF	155		$156	4/20/17	1
UBS AG	DKK	1,584		$231	4/20/17	3
UBS AG	EUR	197	CHF	210	4/5/17	(—@ )
UBS AG	EUR	304	SEK	2,890	4/5/17	(2)
UBS AG	EUR	682		$738	4/20/17	10
UBS AG	HUF	102,306		$352	4/5/17	(2)
UBS AG	JPY	269,620		$2,351	4/5/17	(71)
UBS AG		$247	CAD	329	4/20/17	—@
UBS AG		$157	CHF	158	4/5/17	1
UBS AG		$141	DKK	990	4/5/17	1
UBS AG		$2,113	EUR	1,977	4/20/17	(3)
UBS AG		$399	GBP	318	4/20/17	(—@ )
UBS AG		$193	GBP	154	5/8/17	—@
UBS AG		$141	MYR	630	5/5/17	2
UBS AG		$7	NOK	59	4/20/17	(—@ )
UBS AG		$375	SEK	3,363	4/5/17	1

UBS AG	$55	SGD	76	4/20/17	(—@	)
$385

Futures Contracts:
The Portfolio had the following futures contracts open at March 31, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)

Long:
CAC 40 Index (France)	1	$55	Apr-17	$2
Dax Index (Germany)	1	329	Jun-17	9
Euro Stoxx 50 Index (Germany)	65	2,376	Jun-17	75
FTSE MIB Index (Italy)	5	535	Jun-17	21
German Euro BOBL (Germany)	9	1,265	Jun-17	—@
Hang Seng Index (Hong Kong)	3	466	Apr-17	(5)
IBEX 35 Index (Spain)	7	778	Apr-17	34
MSCI Emerging Market E Mini (United States)	179	8,604	Jun-17	212
MSCI Singapore Free Index (Singapore)	14	350	Apr-17	(—@ )
NIKKEI 225 Index (Japan)	28	2,384	Jun-17	(54)
S&P 500 E Mini Index (United States)	26	3,067	Jun-17	(5)
S&P TSE 60 Index (Canada)	8	1,097	Jun-17	(—@ )
SPI 200 Index (Australia)	6	670	Jun-17	12
TOPIX Index (Japan)	18	2,445	Jun-17	(47)
U.S. Treasury 10 yr. Note (United States)	7	872	Jun-17	12
U.S. Treasury 10 yr. Ultra Long Bond (United States)	78	10,443	Jun-17	33
U.S. Treasury 2 yr. Note (United States)	37	8,009	Jun-17	12
U.S. Treasury 30 yr. Bond (United States)	2	302	Jun-17	3
U.S. Treasury Ultra Bond (United States)	4	642	Jun-17	9

Short:
Brent Crude Futures (United States)	13	(696)	Apr-17	(28)
Copper Future (United States)	25	(1,658)	May-17	14
FTSE 100 Index (United Kingdom)	8	(729)	Jun-17	1
German Euro BTP (Germany)	8	(1,115)	Jun-17	(2)
German Euro Bund (Germany)	9	(1,550)	Jun-17	(11)
OMXS 30 Index (Sweden)	30	(530)	Apr-17	(5)
U.S. Treasury 10 yr. Note (United States)	3	(373)	Jun-17	(5)
				$287

Credit Default Swap Agreement:
The Portfolio had the following credit default swap agreement open at March 31, 2017:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Received (000)	Unrealized Appreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Russian Federation	Sell	$880	1.00%	6/20/21	$(74)	$64	$(10)	BB+

Interest Rate Swap Agreements:
The Portfolio had the following interest rate swap agreements open at March 31, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.47%	10/18/26	KRW	251,000	$(8)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	3/19/20		$2,900	7
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	7/17/25		1,400	(18)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.33	7/22/26	EUR	2,754	93
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.64	11/24/26		406	3
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.73	12/9/26		2,850	(2)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.73	12/9/26		2,850	(5)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.81	1/30/27		480	(4)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	12/21/46		$230	(4)
							$62

Total Return Swap Agreements:
The Portfolio had the following total return swap agreements open at March 31, 2017:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Short Elevators Index††	$369	3 Month USD LIBOR plus 0.12%	Pay	9/8/17	$—	$(10)
BNP Paribas SA	Short Iron Ore Miners Index††	413	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—	44
BNP Paribas SA	Short Iron Ore Miners Index††	247	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—	31
BNP Paribas SA	Short Iron Ore Miners Index††	802	3 Month USD LIBOR minus 0.12%	Pay	11/16/17	—	1
Citibank NA	Short U.S. Cyclicals Index††	1,900	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	—	(44)
Citibank NA	Short U.S. Cyclicals Index††	1,880	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	—	(28)
Citibank NA	Short U.S. Cyclicals Index††	440	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	—	(4)
JPMorgan Chase Bank NA	Short China Banks Index††	849	3 Month USD LIBOR plus 0.10%	Pay	3/15/18	—	15
JPMorgan Chase Bank NA	Short U.S. Capital Goods Index	1,509	3 Month USD LIBOR plus 0.19%	Pay	3/8/18	—	10
							$15

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Short Elevators Index as of March 31, 2017.

Security Description	Index Weight
Barclays Short Elevators Index
Fujitec Co., Ltd.	1.31%
Kone OYJ	52.52
Schindler Holding AG	45.55
Yungtay Engineering Co., Ltd.	0.62
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short Iron Ore Miners Index as of March 31, 2017.

Security Description	Index Weight
Short Iron Ore Miners Index
African Rainbow Minerals Ltd.	1.15%
Assore Ltd.	0.28
BHP Billiton PLC	25.33
Ferrexpo PLC	0.83
Fortescue Metals Group Ltd.	9.53
Rio Tinto PLC	38.99
Vale SA	23.89
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short U.S. Cyclicals Index as of March 31, 2017.

Security Description	Index Weight
Short U.S. Cyclicals Index
3M Co.	1.20%
Accenture PLC	0.77
Activision Blizzard, Inc.	0.31
Acuity Brands, Inc.	0.09
Adobe Systems, Inc.	0.68
Advance Auto Parts, Inc.	0.12
Air Products & Chemicals, Inc.	0.31
Akamai Technologies, Inc.	0.11
Alaska Air Group, Inc.	0.12
Albemarle Corp.	0.13
Allegion PLC	0.07
Alliance Data Systems Corp.	0.15
Alphabet, Inc.	5.24
Amazon.com, Inc.	3.66
American Airlines Group, Inc.	0.22
AMETEK, Inc.	0.13
Amphenol Corp.	0.23
Analog Devices, Inc.	0.43
Apple, Inc.	8.10
Applied Materials, Inc.	0.45
Arconic, Inc.	0.11
Autodesk, Inc.	0.18
Automatic Data Processing, Inc.	0.48
AutoNation, Inc.	0.03
AutoZone, Inc.	0.22
Avery Dennison Corp.	0.08
Ball Corp.	0.14
Bed Bath & Beyond, Inc.	0.06
Best Buy Co., Inc.	0.14
Boeing Co. (The)	1.06
BorgWarner, Inc.	0.09
Broadcom Ltd.	0.93
CA, Inc.	0.10
CarMax, Inc.	0.12
Carnival Corp.	0.26
Caterpillar, Inc.	0.55
CBS Corp.	0.28
CF Industries Holdings, Inc.	0.07
CH Robinson Worldwide, Inc.	0.12

Charter Communications, Inc.	0.76
Chipotle Mexican Grill, Inc.	0.13
Cintas Corp.	0.11
Cisco Systems, Inc.	1.77
Citrix Systems, Inc.	0.14
Coach, Inc.	0.12
Cognizant Technology Solutions Corp.	0.38
Comcast Corp.	1.89
Corning, Inc.	0.27
CSRA, Inc.	0.05
CSX Corp.	0.47
Cummins, Inc.	0.24
Darden Restaurants, Inc.	0.11
Deere & Co.	0.33
Delphi Automotive PLC	0.23
Delta Air Lines, Inc.	0.35
Discovery Communications, Inc.	0.11
Dollar General Corp.	0.19
Dollar Tree, Inc.	0.19
Dover Corp.	0.13
Dow Chemical Co. (The)	0.74
DR Horton, Inc.	0.12
Dun & Bradstreet Corp. (The)	0.05
Eastman Chemical Co.	0.12
Eaton Corp. PLC	0.35
eBay, Inc.	0.37
Ecolab, Inc.	0.35
EI du Pont de Nemours & Co.	0.73
Electronic Arts, Inc.	0.27
Emerson Electric Co.	0.40
Equifax, Inc.	0.16
Expedia, Inc.	0.17
Expeditors International of Washington	0.11
F5 Networks, Inc.	0.10
Facebook, Inc.	3.55
Fastenal Co.	0.16
FedEx Corp.	0.50
Fidelity National Information Services	0.28
First Solar, Inc.	0.02
Fiserv, Inc.	0.26
FLIR Systems, Inc.	0.05
Flowserve Corp.	0.07
Fluor Corp.	0.08
FMC Corp.	0.10
Foot Locker, Inc.	0.11
Ford Motor Co.	0.48
Fortive Corp.	0.19

Fortune Brands Home & Security, Inc.	0.10
Freeport-McMoRan, Inc.	0.18
Gap, Inc. (The)	0.06
Garmin Ltd.	0.06
General Dynamics Corp.	0.56
General Electric Co.	2.76
General Motors Co	0.52
Genuine Parts Co.	0.15
Global Payments, Inc.	0.13
Goodyear Tire & Rubber Co. (The)	0.09
H&R Block, Inc.	0.05
Hanesbrands, Inc.	0.08
Harley-Davidson, Inc.	0.11
Harris Corp.	0.15
Hasbro, Inc.	0.12
Hewlett Packard Enterprise Co.	0.41
Home Depot, Inc. (The)	1.88
Honeywell International, Inc.	0.98
HP, Inc.	0.32
Illinois Tool Works, Inc.	0.44
Ingersoll-Rand PLC	0.22
Intel Corp.	1.85
International Business Machines Corp.	1.58
International Flavors & Fragrances, Inc.	0.11
International Paper Co.	0.22
Interpublic Group of Cos., Inc. (The)	0.10
Intuit, Inc.	0.30
Jacobs Engineering Group, Inc.	0.07
JB Hunt Transport Services, Inc.	0.08
Johnson Controls International PLC	0.41
Juniper Networks, Inc.	0.11
Kansas City Southern	0.10
KLA-Tencor Corp.	0.16
Kohl’s Corp.	0.07
L Brands, Inc.	0.12
L3 Technologies, Inc.	0.13
Lam Research Corp.	0.22
Leggett & Platt, Inc.	0.07
Lennar Corp.	0.10
LKQ Corp.	0.09
Lockheed Martin Corp.	0.70
Lowe’s Cos., Inc.	0.75
LyondellBasell Industries N.V.	0.32
Macy’s, Inc.	0.10
Marriott International, Inc.	0.32
Martin Marietta Materials, Inc.	0.14
Masco Corp.	0.12

Mattel, Inc.	0.09
McDonald’s Corp.	1.14
Michael Kors Holdings Ltd.	0.07
Microchip Technology, Inc.	0.18
Micron Technology, Inc.	0.32
Microsoft Corp.	5.35
Mohawk Industries, Inc.	0.15
Monsanto Co.	0.53
Mosaic Co. (The)	0.10
Motorola Solutions, Inc.	0.15
NetApp, Inc.	0.12
Netflix, Inc.	0.68
Newell Brands, Inc.	0.24
Newmont Mining Corp.	0.19
News Corp.	0.07
Nielsen Holdings PLC	0.14
NIKE, Inc.	0.76
Nordstrom, Inc.	0.06
Norfolk Southern Corp.	0.35
Northrop Grumman Corp.	0.44
Nucor Corp.	0.19
NVIDIA Corp.	0.69
Omnicom Group, Inc.	0.22
Oracle Corp.	1.39
O’Reilly Automotive, Inc.	0.28
PACCAR, Inc.	0.24
Parker-Hannifin Corp.	0.22
Paychex, Inc.	0.20
PayPal Holdings, Inc.	0.51
Pentair PLC	0.11
Pitney Bowes, Inc.	0.03
PPG Industries, Inc.	0.29
Praxair, Inc.	0.36
Priceline Group, Inc. (The)	0.91
PulteGroup, Inc.	0.07
PVH Corp.	0.09
Qorvo, Inc.	0.09
QUALCOMM, Inc.	0.87
Quanta Services, Inc.	0.06
Ralph Lauren Corp.	0.05
Raytheon Co.	0.47
Red Hat, Inc.	0.16
Republic Services, Inc.	0.15
Robert Half International, Inc.	0.07
Rockwell Automation, Inc.	0.21
Rockwell Collins, Inc.	0.13
Roper Technologies, Inc.	0.21

Ross Stores, Inc.	0.28
Royal Caribbean Cruises Ltd.	0.17
Ryder System, Inc.	0.04
salesforce.com, Inc.	0.56
Scripps Networks Interactive, Inc.	0.08
Seagate Technology PLC	0.14
Sealed Air Corp.	0.10
Sherwin-Williams Co. (The)	0.26
Signet Jewelers Ltd.	0.05
Skyworks Solutions, Inc.	0.19
Snap-on, Inc.	0.10
Southwest Airlines Co.	0.34
Stanley Black & Decker, Inc.	0.21
Staples, Inc.	0.06
Starbucks Corp.	0.89
Stericycle, Inc.	0.07
Symantec Corp.	0.20
Target Corp.	0.33
TE Connectivity Ltd.	0.28
TEGNA, Inc.	0.06
Teradata Corp.	0.04
Texas Instruments, Inc.	0.87
Textron, Inc.	0.13
Tiffany & Co.	0.11
Time Warner, Inc.	0.81
TJX Cos., Inc. (The)	0.54
Total System Services, Inc.	0.09
Tractor Supply Co.	0.10
TransDigm Group, Inc.	0.12
TripAdvisor, Inc.	0.05
Twenty-First Century Fox, Inc.	0.54
Ulta Beauty, Inc.	0.18
Under Armour, Inc.	0.07
Union Pacific Corp.	0.92
United Continental Holdings, Inc.	0.21
United Parcel Service, Inc.	0.77
United Rentals, Inc.	0.11
United Technologies Corp.	0.90
Urban Outfitters, Inc.	0.02
VeriSign, Inc.	0.08
Verisk Analytics, Inc.	0.13
VF Corp.	0.19
Viacom, Inc.	0.17
Visa, Inc.	1.74
Vulcan Materials Co.	0.17
Walt Disney Co. (The)	1.76
Waste Management, Inc.	0.31

Western Digital Corp.	0.25
Western Union Co. (The)	0.11
WestRock Co.	0.14
Whirlpool Corp.	0.14
WW Grainger, Inc.	0.14
Wyndham Worldwide Corp.	0.10
Wynn Resorts Ltd.	0.10
Xerox Corp.	0.07
Xilinx, Inc.	0.15
Xylem, Inc.	0.09
Yahoo!, Inc.	0.43
Yum! Brands, Inc.	0.23
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short China Banks Index as of March 31, 2017.

Security Description		Index Weight
Short China Banks Index
Bank of Communications Co., Ltd.	14.04	14.04%
China CITIC Bank Corp., Ltd.	38.57	38.57
China Everbright Bank Co., Ltd.	2.19	2.19
China Merchants Bank Co., Ltd.	27.28	27.28
China Minsheng Banking Corp., Ltd.	13.82	13.82
Chongqing Rural Commercial Bank Co., Ltd.	4.10	4.10
		100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
EURIBOR		Euro Interbank Offered Rate.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Yuan Renminbi
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	46.7%
Fixed Income Securities	30.5
Short-Term Investments	20.1
Other**	2.7
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with an underlying face amount of approximately $51,340,000 with net unrealized appreciation of approximately $287,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $385,000 and does not include open swap agreements with net unrealized appreciation of approximately $141,000.

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

		Value
	Shares	(000)
Common Stocks (92.2%)
Aerospace & Defense (3.1%)
TransDigm Group, Inc.	15,339	$3,377

Automobiles (6.2%)
Tesla, Inc. (a)	24,343	6,775

Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	6,314	324
Bioverativ, Inc. (a)	10,903	594
Intrexon Corp. (a)(b)	14,038	278
Juno Therapeutics, Inc. (a)(b)	6,446	143
		1,339
Capital Markets (7.2%)
MSCI, Inc.	41,326	4,017
S&P Global, Inc.	29,137	3,809
		7,826
Construction Materials (1.0%)
Martin Marietta Materials, Inc.	4,793	1,046

Consumer Finance (0.9%)
LendingClub Corp. (a)	177,797	976

Electronic Equipment, Instruments & Components (0.5%)
Cognex Corp.	6,749	567

Health Care Equipment & Supplies (6.9%)
DexCom, Inc. (a)	20,646	1,749
Intuitive Surgical, Inc. (a)	7,410	5,680
		7,429
Health Care Technology (10.1%)
athenahealth, Inc. (a)	51,020	5,749
Veeva Systems, Inc., Class A (a)	100,255	5,141
		10,890
Hotels, Restaurants & Leisure (6.2%)
Dunkin’ Brands Group, Inc.	48,642	2,660
Marriott International, Inc., Class A	43,635	4,109
		6,769
Information Technology Services (3.6%)
Gartner, Inc. (a)	36,018	3,890

Internet Software & Services (9.3%)
MercadoLibre, Inc. (Brazil)	13,089	2,768
Twitter, Inc. (a)	243,931	3,647
Zillow Group, Inc., Class C (a)	107,560	3,621
		10,036
Life Sciences Tools & Services (5.9%)
Illumina, Inc. (a)	37,239	6,354

Multi-Line Retail (2.5%)
Dollar Tree, Inc. (a)	34,254	2,688

Professional Services (7.1%)
IHS Markit Ltd. (a)	94,262	3,954
Verisk Analytics, Inc. (a)	45,660	3,705
		7,659
Semiconductors & Semiconductor Equipment (3.4%)
NVIDIA Corp.	34,226	3,728

Software (16.2%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	37,133	1,112
Mobileye N.V. (a)	13,675	840
ServiceNow, Inc. (a)	42,820	3,745
Snap, Inc., Class A (a)	22,311	503
Splunk, Inc. (a)	59,029	3,677
Take-Two Interactive Software, Inc. (a)	18,916	1,121
Workday, Inc., Class A (a)	78,273	6,518
		17,516
Textiles, Apparel & Luxury Goods (0.9%)
Under Armour, Inc., Class C (a)	55,026	1,007

Total Common Stocks (Cost $73,795)		99,872

Preferred Stocks (4.0%)
Internet & Direct Marketing Retail (3.2%)
Airbnb, Inc. Series D (a)(c)(d)(e)
(acquisition cost - $1,370; acquired 4/16/14)	33,636	3,535

Software (0.8%)
Palantir Technologies, Inc. Series G (a)(c)(d)(e)
(acquisition cost - $455; acquired 7/19/12)	148,616	602
Palantir Technologies, Inc. Series H (a)(c)(d)(e)
(acquisition cost - $102; acquired 10/25/13)	29,092	118
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e)
(acquisition cost - $102; acquired 10/25/13)	29,092	118
		838
Total Preferred Stocks (Cost $2,029)		4,373

	Notional
	Amount	Value
	(000)	(000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY May 2017 @ CNY 7.90, Royal Bank of Scotland (Cost $55)	13,507	—@

Shares
Short-Term Investments (2.6%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	351,386	351

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $32; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $33)	$32	32
Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $19; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $19)	19	19
		51
Total Securities held as Collateral on Loaned Securities (Cost $402)		402

	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $2,351)	2,351,475	2,351
Total Short-Term Investments (Cost $2,753)		2,753
Total Investments (98.8%) (Cost $78,632) Including $421 of Securities Loaned (g)(h)		106,998
Other Assets in Excess of Liabilities (1.2%)		1,249
Net Assets (100.0%)		$108,247

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $421,000 and $429,000, respectively. The Portfolio received cash collateral of approximately $402,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2017, there was uninvested cash collateral of approximately $27,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                                  Security has been deemed illiquid at March 31, 2017.

(d)                                 Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2017, amounts to approximately $4,373,000 and represents 4.0% of net assets.

(e)                                  At March 31, 2017, the Portfolio held fair valued securities valued at approximately $4,373,000, representing 4.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)                                   The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)                                  The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(h)                                 At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $32,868,000 and the aggregate gross unrealized depreciation is approximately $4,502,000 resulting in net unrealized appreciation of approximately $28,366,000.

@                                    Value is less than $500.

CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Percentage of
Classification	Total Investments
Other**	23.0%
Software	17.2
Health Care Technology	10.2
Internet Software & Services	9.4
Capital Markets	7.3
Professional Services	7.2
Health Care Equipment & Supplies	7.0
Automobiles	6.4
Hotels, Restaurants & Leisure	6.3
Life Sciences Tools & Services	6.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Apartments (14.9%)
Apartment Investment & Management Co., Class A REIT	104,013	$4,613
AvalonBay Communities, Inc. REIT	52,782	9,691
Camden Property Trust REIT	209,695	16,872
Equity Residential REIT	515,888	32,099
Essex Property Trust, Inc. REIT	69,189	16,019
Monogram Residential Trust, Inc. REIT	64,490	643
		79,937
Data Centers (2.0%)
Digital Realty Trust, Inc. REIT	41,890	4,457
QTS Realty Trust, Inc., Class A REIT	127,234	6,202
		10,659
Diversified (6.8%)
VEREIT, Inc. REIT	342,120	2,904
Vornado Realty Trust REIT	337,141	33,819
		36,723
Free Standing (1.7%)
National Retail Properties, Inc. REIT	120,237	5,245
Spirit Realty Capital, Inc. REIT	85,570	867
STORE Capital Corp. REIT	120,813	2,885
		8,997
Health Care (8.3%)
Healthcare Realty Trust, Inc. REIT	256,599	8,339
MedEquities Realty Trust, Inc. REIT	151,642	1,700
Ventas, Inc. REIT	192,259	12,505
Welltower, Inc. REIT	311,196	22,039
		44,583
Industrial (4.9%)
DCT Industrial Trust, Inc. REIT	99,556	4,791
Duke Realty Corp. REIT	93,399	2,453
Liberty Property Trust REIT	110,162	4,247
ProLogis, Inc. REIT	233,158	12,096
Rexford Industrial Realty, Inc. REIT	138,552	3,120
		26,707
Lodging/Resorts (8.8%)
Chesapeake Lodging Trust REIT	193,376	4,633
Hilton Worldwide Holdings, Inc.	112,355	6,568
Host Hotels & Resorts, Inc. REIT	1,230,079	22,953
LaSalle Hotel Properties REIT	369,135	10,687
Park Hotels & Resorts, Inc. REIT	5,530	142
Xenia Hotels & Resorts, Inc. REIT	133,258	2,275
		47,258
Manufactured Homes (0.6%)
Equity Lifestyle Properties, Inc. REIT	42,210	3,253
Office (14.1%)
Alexandria Real Estate Equities, Inc. REIT	22,740	2,513

Boston Properties, Inc. REIT	220,468	29,192
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	2,083
Columbia Property Trust, Inc. REIT	88,226	1,963
Corporate Office Properties Trust REIT	36,981	1,224
Cousins Properties, Inc. REIT	380,035	3,143
Douglas Emmett, Inc. REIT	192,502	7,392
Hudson Pacific Properties, Inc. REIT	223,621	7,746
Kilroy Realty Corp. REIT	68,080	4,907
Mack-Cali Realty Corp. REIT	98,584	2,656
Paramount Group, Inc. REIT	537,628	8,715
Parkway, Inc. REIT	101,691	2,023
SL Green Realty Corp. REIT	21,790	2,323
		75,880
Regional Malls (19.3%)
CBL & Associates Properties, Inc. REIT	20,214	193
GGP, Inc. REIT	1,021,227	23,672
Macerich Co. (The) REIT	104,922	6,757
Pennsylvania Real Estate Investment Trust REIT	156,853	2,375
Simon Property Group, Inc. REIT	409,012	70,362
Washington Prime Group, Inc. REIT	24,670	214
		103,573
Self Storage (7.3%)
CubeSmart REIT	83,956	2,179
Life Storage, Inc. REIT	79,419	6,522
Public Storage REIT	139,766	30,596
		39,297
Shopping Centers (7.9%)
Acadia Realty Trust REIT	47,721	1,434
Brixmor Property Group, Inc. REIT	100,409	2,155
Federal Realty Investment Trust REIT	20,978	2,801
Kimco Realty Corp. REIT	49,314	1,089
Regency Centers Corp. REIT	332,593	22,081
Tanger Factory Outlet Centers, Inc. REIT	395,015	12,945
		42,505
Single Family Homes (1.2%)
American Homes 4 Rent, Class A REIT	42,240	970
Colony Starwood Homes REIT	159,546	5,417
Invitation Homes, Inc. REIT (a)	6,790	148
		6,535
Specialty (0.6%)
Gaming and Leisure Properties, Inc. REIT	94,892	3,171
Total Common Stocks (Cost $383,481)		529,078

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $5,765)	5,764,731	5,765
Total Investments (99.5%) (Cost $389,246) (f)(g)		534,843
Other Assets in Excess of Liabilities (0.5%)		2,461
Net Assets (100.0%)		$537,304

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2017.
(c)

At March 31, 2017, the Portfolio held a fair valued security valued at approximately $2,083,000, representing 0.4% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT II, LP was acquired between 1/07 - 4/11 and has a current cost basis of approximately $3,598,000. At March 31, 2017, this security had an aggregate market value of approximately $2,083,000 representing 0.4% of net assets.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(g)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $151,131,000 and the aggregate gross unrealized depreciation is approximately $5,534,000 resulting in net unrealized appreciation of approximately $145,597,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	19.4%
Apartments	14.9
Office	14.2
Lodging/Resorts	8.8
Health Care	8.3
Shopping Centers	7.9
Self Storage	7.4
Other*	7.2
Diversified	6.9
Industrial	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (93.5%)
Aerospace & Defense (1.4%)
BWX Technologies, Inc.	3,135	$149
Biotechnology (1.7%)
Agios Pharmaceuticals, Inc. (a)	501	29
Alnylam Pharmaceuticals, Inc. (a)	393	20
Bellicum Pharmaceuticals, Inc. (a)	2,228	28
Editas Medicine, Inc. (a)(b)	1,369	31
Intellia Therapeutics, Inc. (a)(b)	1,660	23
Intrexon Corp. (a)(b)	1,466	29
Juno Therapeutics, Inc. (a)(b)	536	12
		172
Capital Markets (0.9%)
WisdomTree Investments, Inc. (b)	9,874	90
Consumer Finance (0.9%)
LendingClub Corp. (a)	17,234	95
Health Care Equipment & Supplies (1.7%)
Penumbra, Inc. (a)	2,077	173
Health Care Providers & Services (3.3%)
HealthEquity, Inc. (a)	8,145	346
Health Care Technology (15.7%)
athenahealth, Inc. (a)	5,121	577
Castlight Health, Inc., Class B (a)	14,030	51
Cotiviti Holdings, Inc. (a)	12,827	534
Veeva Systems, Inc., Class A (a)	9,239	474
		1,636
Hotels, Restaurants & Leisure (14.8%)
BJ’s Restaurants, Inc. (a)	2,564	103
Fiesta Restaurant Group, Inc. (a)	9,864	239
Habit Restaurants, Inc. (The) (a)	15,771	279
Shake Shack, Inc., Class A (a)	20,830	696
Zoe’s Kitchen, Inc. (a)	11,853	219
		1,536
Internet & Direct Marketing Retail (2.9%)
Etsy, Inc. (a)	7,083	75
MakeMyTrip Ltd. (India) (a)	3,617	125
Wayfair, Inc., Class A (a)(b)	2,437	99
		299
Internet Software & Services (19.9%)
Benefitfocus, Inc. (a)	2,577	72
Coupa Software, Inc. (a)(b)	6,316	161
Criteo SA ADR (France) (a)	7,238	362
GrubHub, Inc. (a)	12,294	404
MuleSoft, Inc., Class A (a)	4,602	112
New Relic, Inc. (a)	3,041	113
Shutterstock, Inc. (a)	4,594	190
Yelp, Inc. (a)	10,145	332

Zillow Group, Inc., Class C (a)	9,630	324
		2,070
Machinery (5.4%)
Welbilt, Inc. (a)	28,668	563
Professional Services (8.5%)
Advisory Board Co. (The) (a)	14,003	655
WageWorks, Inc. (a)	3,151	228
		883
Software (11.7%)
Ellie Mae, Inc. (a)	4,241	425
Guidewire Software, Inc. (a)	6,666	375
HubSpot, Inc. (a)	1,877	114
Xero Ltd. (Australia) (a)	3,446	48
Zendesk, Inc. (a)	8,914	250
		1,212
Specialty Retail (4.7%)
Five Below, Inc. (a)	11,367	492
Total Common Stocks (Cost $8,311)		9,716
Short-Term Investments (9.9%)
Securities held as Collateral on Loaned Securities (3.1%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	278,280	278

	Face Amount (000)	Value (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $25; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $26)	$25	25
Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $15; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $15)	15	15
		40
Total Securities held as Collateral on Loaned Securities (Cost $318)		318

	Shares
Investment Company (6.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $709)	708,585	709
Total Short-Term Investments (Cost $1,027)		1,027
Total Investments (103.4%) (Cost $9,338) Including $405 of Securities Loaned (d)(e)		10,743
Liabilities in Excess of Other Assets (-3.4%)		(356)
Net Assets (100.0%)		$10,387

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $405,000 and $410,000, respectively. The Portfolio received cash collateral of approximately $340,000, of which approximately $318,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2017, there was uninvested cash collateral of approximately $22,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $70,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                                  The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)                                 The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(e)                                  At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,791,000 and the aggregate gross unrealized depreciation is approximately $386,000 resulting in net unrealized appreciation of approximately $1,405,000.

ADR                     American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	19.9%
Other**	17.4
Health Care Technology	15.7
Hotels, Restaurants & Leisure	14.7
Software	11.6
Professional Services	8.5
Short-Term Investment	6.8
Machinery	5.4
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.

**          Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (93.0%)
Automobiles (6.2%)
Tesla, Inc. (a)(b)	46,104	$12,831
Biotechnology (0.6%)
Alnylam Pharmaceuticals, Inc. (a)	9,956	510
Intrexon Corp. (a)(b)	24,172	479
Juno Therapeutics, Inc. (a)(b)	12,318	274
		1,263
Capital Markets (3.5%)
S&P Global, Inc.	55,004	7,191
Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B (a)	17,090	2,848
Health Care Equipment & Supplies (6.4%)
DexCom, Inc. (a)	38,761	3,284
Intuitive Surgical, Inc. (a)	13,007	9,970
		13,254
Health Care Technology (5.7%)
athenahealth, Inc. (a)	58,409	6,582
Veeva Systems, Inc., Class A (a)	103,728	5,319
		11,901
Hotels, Restaurants & Leisure (2.6%)
Starbucks Corp.	93,554	5,463
Information Technology Services (7.6%)
Mastercard, Inc., Class A	85,253	9,588
Visa, Inc., Class A	69,304	6,159
		15,747
Internet & Direct Marketing Retail (14.0%)
Amazon.com, Inc. (a)	21,698	19,236
Netflix, Inc. (a)	14,804	2,188
Priceline Group, Inc. (The) (Netherlands) (a)	4,198	7,473
		28,897
Internet Software & Services (20.0%)
Alibaba Group Holding Ltd. ADR (China) (a)	29,877	3,222
Alphabet, Inc., Class C (a)	15,380	12,759
Facebook, Inc., Class A (a)	130,803	18,580
Tencent Holdings Ltd. (China) (c)	107,100	3,070
Twitter, Inc. (a)	250,047	3,738
		41,369
Life Sciences Tools & Services (6.0%)
Illumina, Inc. (a)	72,941	12,447
Semiconductors & Semiconductor Equipment (3.4%)
NVIDIA Corp.	64,895	7,069
Software (15.6%)
Activision Blizzard, Inc.	44,799	2,234

Mobileye N.V. (a)	24,870	1,527
Salesforce.com, Inc. (a)	120,956	9,978
ServiceNow, Inc. (a)	35,917	3,141
Snap, Inc., Class A (a)	42,469	957
Splunk, Inc. (a)	47,196	2,940
Workday, Inc., Class A (a)	137,612	11,460
		32,237
Total Common Stocks (Cost $107,126)		192,517
Preferred Stocks (3.8%)
Electronic Equipment, Instruments & Components (0.5%)
Magic Leap Series C (a)(d)(e)(f) (acquisition cost - $1,089; acquired 12/22/15)	47,281	1,058
Internet & Direct Marketing Retail (3.2%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $1,335; acquired 4/16/14)	32,784	3,445
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost - $3,117; acquired 12/3/15)	63,916	3,118
		6,563
Internet Software & Services (0.1%)
Dropbox, Inc. Series C (a)(d)(e)(f) (acquisition cost - $485; acquired 1/30/14)	25,401	219
Total Preferred Stocks (Cost $6,026)		7,840

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY May 2017 @ CNY 7.90, Royal Bank of Scotland (Cost $99)	24,206	1

Shares
Short-Term Investments (3.9%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	627,494	627

	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $58; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $59)	$58	58
Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $33; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $34)	33	33
		91
Total Securities held as Collateral on Loaned Securities (Cost $718)		718

	Shares	Value (000)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $7,323)	7,323,417	7,323
Total Short-Term Investments (Cost $8,041)		8,041
Total Investments (100.7%) (Cost $121,292) Including $6,734 of Securities Loaned (h)(i)		208,399
Liabilities in Excess of Other Assets (-0.7%)		(1,367)
Net Assets (100.0%)		$207,032

(a)		Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $6,734,000 and $6,860,000, respectively. The Portfolio received cash collateral of approximately $767,000, of which approximately $718,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2017, there was uninvested cash collateral of approximately $49,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $6,093,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)		Security trades on the Hong Kong exchange.
(d)

At March 31, 2017, the Portfolio held fair valued securities valued at approximately $7,840,000, representing 3.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)		Security has been deemed illiquid at March 31, 2017.
(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2017, amounts to approximately $7,840,000 and represents 3.8% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(i)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $94,043,000 and the aggregate gross unrealized depreciation is approximately $6,936,000 resulting in net unrealized appreciation of approximately $87,107,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	20.0%
Internet & Direct Marketing Retail	17.1
Software	15.5
Other**	15.5
Information Technology Services	7.6
Health Care Equipment & Supplies	6.4
Automobiles	6.2
Life Sciences Tools & Services	6.0
Health Care Technology	5.7
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.

**          Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Notes to the Portfolio of Investments • March 31, 2017 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the” Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed  (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors. (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$708	$—		$708
Agency Fixed Rate Mortgages	—	37,816	—		37,816
Asset-Backed Securities	—	17,418	—		17,418
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,882	—		4,882
Commercial Mortgage-Backed Securities	—	16,168	—		16,168
Corporate Bonds	—	66,078	—	†	66,078 †
Mortgages - Other	—	18,084	—		18,084
Municipal Bonds	—	1,842	—		1,842
Sovereign	—	17,457	—		17,457

Total Fixed Income Securities	—	180,453	—	†	180,453 †

Short-Term Investments
Investment Company	19,785	—	—		19,785
U.S. Treasury Securities	—	3,701	—		3,701
Certificate of Deposit	—	1,950	—		1,950

Total Short-Term Investments	19,785	5,651	—		25,436

Foreign Currency Forward Exchange Contracts	—	219	—		219
Futures Contracts	82	—	—		82
Interest Rate Swap Agreements	—	34	—		34

Total Assets	19,867	186,357	—	†	206,224 †

Liabilities:
Foreign Currency Forward Exchange Contracts	—	(316)	—		(316)
Futures Contracts	(35)	—	—		(35)
Credit Default Swap Agreements	—	(176)	—		(176)
Interest Rate Swap Agreements	—	(70)	—		(70)

Total Liabilities	(35)	(562)	—		(597)

Total	$19,832	$185,795	$—	†	$205,627 †

†              Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Core Plus Fixed Income	Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$—

†          Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$19,082	$—	$19,082
Sovereign	—	201,502	—	201,502
Total Fixed Income Securities	—	220,584	—	220,584
Warrants	—	85	—	85
Short-Term Investments
Investment Company	21,630	—	—	21,630
Repurchase Agreements	—	2,062	—	2,062
Total Short-Term Investments	21,630	2,062	—	23,692
Foreign Currency Forward Exchange Contract	—	133	—	133
Total Assets	21,630	222,864	—	244,494
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(223)	—	(223)
Total	$21,630	$222,641	$—	$244,271

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Aerospace & Defense	$2,108	$—	$—	$2,108
Airlines	1,911	—	—	1,911
Auto Components	1,286	—	—	1,286
Automobiles	7,521	—	—	7,521
Banks	63,425	—	—	63,425
Beverages	3,609	—	—	3,609
Biotechnology	1,295	—	—	1,295
Chemicals	1,558	—	—	1,558
Construction & Engineering	1,663	1,019	—	2,682
Construction Materials	10,295	—	—	10,295
Consumer Finance	2,021	—	—	2,021
Diversified Consumer Services	2,703	—	—	2,703
Diversified Financial Services	2,767	—	—	2,767
Diversified Telecommunication Services	4,939	—	—	4,939
Electronic Equipment, Instruments & Components	6,063	—	—	6,063
Food & Staples Retailing	7,261	—	—	7,261
Food Products	7,097	—	—	7,097
Health Care Providers & Services	—	1,396	—	1,396
Hotels, Restaurants & Leisure	2,800	—	—	2,800
Household Durables	5,128	—	—	5,128
Household Products	704	—	—	704
Industrial Conglomerates	5,828	—	—	5,828
Insurance	5,680	—	—	5,680
Internet & Direct Marketing Retail	1,925	—	—	1,925
Internet Software & Services	29,109	—	—	29,109
Machinery	3,213	—	—	3,213
Media	6,005	—	—	6,005
Metals & Mining	2,578	—	—	2,578
Multi-Line Retail	4,517	—	—	4,517
Oil, Gas & Consumable Fuels	10,950	2,193	—	13,143
Paper & Forest Products	1,904	—	—	1,904
Personal Products	4,383	—	—	4,383
Pharmaceuticals	1,800	—	—	1,800
Professional Services	1,912	—	—	1,912
Real Estate Management & Development	4,033	1,412	—	5,445
Semiconductors & Semiconductor Equipment	9,593	—	—	9,593
Tech Hardware, Storage & Peripherals	14,135	—	—	14,135
Textiles, Apparel & Luxury Goods	11,913	—	—	11,913
Wireless Telecommunication Services	8,147	—	—	8,147
Total Common Stocks	263,779	6,020	—	269,799
Short-Term Investments
Investment Company	9,645	—	—	9,645
Total Assets	$273,424	$6,020	$—	$279,444

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$2,980	$—	$—	$2,980
Capital Markets	393	—	—	393
Chemicals	638	—	—	638
Food Products	587	—	—	587
Household Products	3,347	—	—	3,347
Information Technology Services	4,516	—	—	4,516
Media	3,655	—	—	3,655
Personal Products	6,049	—	—	6,049
Pharmaceuticals	1,049	—	—	1,049
Professional Services	1,664	—	—	1,664
Software	4,620	—	—	4,620
Textiles, Apparel & Luxury Goods	1,313	—	—	1,313
Tobacco	7,554	—	—	7,554
Total Common Stocks	38,365	—	—	38,365
Short-Term Investment
Investment Company	523	—	—	523
Total Assets	$38,888	$—	$—	$38,888

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$4,168	$—	$—	$4,168
Communications	10,978	—	—	10,978
Diversified	7,032	—	—	7,032
Electricity Transmission & Distribution	12,535	—	—	12,535
Oil & Gas Storage & Transportation	25,616	—	—	25,616
PPA Contracted Renewables	11,095	—	—	11,095
Railroads	2,840	—	—	2,840
Toll Roads	10,006	—	—	10,006
Water	5,382	—	—	5,382

Total Common Stocks	89,652	—	—	89,652
Short-Term Investments
Investment Companies	5,301	—	—	5,301
Repurchase Agreements	—	447	—	447
Total Short-Term Investments	5,301	447	—	5,748
Total Assets	$94,953	$447	$—	$95,400

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$24,765	$—	$—	$24,765
Health Care	3,781	—	—	3,781
Industrial	3,293	—	—	3,293
Lodging/Resorts	3,765	—	—	3,765
Mixed Industrial/Office	899	—	—	899
Office	11,703	—	—	11,703
Residential	9,696	—	88	9,784
Retail	21,709	—	—	21,709
Self Storage	3,586	—	—	3,586
Total Common Stocks	83,197	—	88	83,285
Short-Term Investment
Investment Company	752	—	—	752
Total Assets	$83,949	$—	$88	$84,037

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stock (000)
Beginning Balance	$189
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(101)
Realized gains (losses)	—
Ending Balance	$88

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$(101)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017.

Global Real Estate	Fair Value at March 31, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Residential
Common Stock	$88	Market Transaction Method	Transaction Valuation	$0.01	$0.01	$0.01	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$95	$—		$95
Agency Fixed Rate Mortgages	—	2,108	—		2,108
Asset-Backed Securities	—	145	—		145
Commercial Mortgage-Backed Securities	—	1,323	—		1,323
Corporate Bonds	—	11,406	—		11,406
Mortgages - Other	—	589	—		589
Sovereign	—	21,329	—		21,329
U.S. Treasury Securities	—	529	—		529
Total Fixed Income Securities	—	37,524	—		37,524
Common Stocks
Aerospace & Defense	936	—	—		936
Air Freight & Logistics	362	—	—		362
Airlines	266	—	—		266
Auto Components	233	—	—		233
Automobiles	1,053	—	—		1,053
Banks	6,125	—	—	†	6,125	†
Beverages	1,133	—	—		1,133
Biotechnology	1,759	—	—		1,759
Building Products	806	—	—		806
Capital Markets	1,413	—	—		1,413
Chemicals	1,055	—	—		1,055
Commercial Services & Supplies	281	—	—		281
Communications Equipment	492	—	—		492
Construction & Engineering	938	—	—		938
Construction Materials	281	—	—		281
Consumer Finance	482	—	—		482
Containers & Packaging	50	—	—		50
Diversified Financial Services	377	—	—		377
Diversified Telecommunication Services	1,336	302	—		1,638
Electric Utilities	977	—	—		977
Electrical Equipment	386	—	—		386
Electronic Equipment, Instruments & Components	405	—	—		405
Energy Equipment & Services	804	—	—	†	804	†
Equity Real Estate Investment Trusts (REITs)	705	—	—		705
Food & Staples Retailing	1,591	—	—		1,591
Food Products	942	—	—		942
Gas Utilities	65	—	—		65
Health Care Equipment & Supplies	1,372	—	—		1,372
Health Care Providers & Services	1,289	—	—		1,289
Health Care Technology	43	—	—		43
Hotels, Restaurants & Leisure	896	—	—		896
Household Durables	151	—	—		151
Household Products	1,440	—	—		1,440
Independent Power and Renewable Electricity Producers	22	—	—		22
Industrial Conglomerates	1,018	—	—		1,018
Information Technology Services	1,795	—	—		1,795
Insurance	1,267	—	—		1,267
Internet & Direct Marketing Retail	666	—	—		666
Internet Software & Services	1,132	—	—		1,132
Life Sciences Tools & Services	164	—	—		164
Machinery	841	—	—		841
Marine	75	—	—		75
Media	1,685	—	—		1,685

Metals & Mining	1,562	—	—		1,562
Multi-Utilities	594	—	—		594
Multi-Line Retail	155	—	—		155
Oil, Gas & Consumable Fuels	2,386	—	—		2,386
Paper & Forest Products	15	—	—		15
Personal Products	371	—	—		371
Pharmaceuticals	3,768	—	—		3,768
Professional Services	981	—	—		981
Real Estate Management & Development	316	—	—		316
Road & Rail	816	—	—		816
Semiconductors & Semiconductor Equipment	824	—	—	@	824
Software	1,071	—	—		1,071
Specialty Retail	884	—	—		884
Tech Hardware, Storage & Peripherals	1,306	—	—		1,306
Textiles, Apparel & Luxury Goods	494	—	—		494
Thrifts & Mortgage Finance	5	—	—		5
Tobacco	1,312	—	—		1,312
Trading Companies & Distributors	302	—	—		302
Transportation Infrastructure	480	—	—		480
Water Utilities	71	—	—		71
Wireless Telecommunication Services	450	—	—		450
Total Common Stocks	57,272	302	—@	†	57,574 †
Rights	—	—@	—		—@
Warrant	1	—	—		1
Investment Company	3,371	—	—		3,371
Short-Term Investments
Investment Company	24,028	—	—		24,028
U.S. Treasury Security	—	748	—		748
Total Short-Term Investments	24,028	748	—		24,776
Foreign Currency Forward Exchange Contracts	—	809	—		809
Futures Contracts	449	—	—		449
Credit Default Swap Agreement	—	64	—		64
Interest Rate Swap Agreements	—	103	—		103
Total Return Swap Agreements	—	101	—		101
Total Assets	85,121	39,651	$ —@	†	124,772 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(424)	—		(424)
Futures Contracts	(162)	—	—		(162)
Interest Rate Swap Agreements	—	(41)	—		(41)
Total Return Swap Agreements	—	(86)	—		(86)
Total Liabilities	(162)	(551)	—		(713)
Total	$84,959	$39,100	$ —@	†	$124,059 †

@  Value is less than $500.

†    Includes one or more securities which are valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Strategist	Common Stocks (000)
Beginning Balance	$ —@	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—@	)
Realized gains (losses)	—
Ending Balance	$ —@	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$ (—@	)

@         Value is less than $500.

†           Includes one or more securities which are valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$3,377	$—	$—	$3,377
Automobiles	6,775	—	—	6,775
Biotechnology	1,339	—	—	1,339
Capital Markets	7,826	—	—	7,826
Construction Materials	1,046	—	—	1,046
Consumer Finance	976	—	—	976
Electronic Equipment, Instruments & Components	567	—	—	567
Health Care Equipment & Supplies	7,429	—	—	7,429
Health Care Technology	10,890	—	—	10,890
Hotels, Restaurants & Leisure	6,769	—	—	6,769
Information Technology Services	3,890	—	—	3,890
Internet Software & Services	10,036	—	—	10,036
Life Sciences Tools & Services	6,354	—	—	6,354
Multi-Line Retail	2,688	—	—	2,688
Professional Services	7,659	—	—	7,659
Semiconductors & Semiconductor Equipment	3,728	—	—	3,728
Software	17,516	—	—	17,516
Textiles, Apparel & Luxury Goods	1,007	—	—	1,007
Total Common Stocks	99,872	—	—	99,872
Preferred Stocks	—	—	4,373	4,373
Call Option Purchased	—	—@	—	—@
Short-Term Investments
Investment Company	2,702	—	—	2,702
Repurchase Agreements	—	51	—	51
Total Short-Term Investments	2,702	51	—	2,753
Total Assets	$102,574	$51	$4,373	$106,998

@                                    Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stock (000)	Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$1,341	$5,220	$129
Purchases	—	—	—
Sales	(1,282)	(1,034)	(120)
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	40	(462)	4
Realized gains (losses)	(99)	649	(13)
Ending Balance	$—	$4,373	$—

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$—	$—	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Mid Cap Growth	Fair Value at March 31, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Internet & Direct Marketing Retail
Preferred Stock	$3,535	Market Transaction Method	Precedent Transaction	$105.00	$105.00	$105.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	9.8x	16.2x	12.8x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Software
Preferred Stocks	$838	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.5x	10.1x	8.3x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

		Level 2
	Level 1	Other	Level 3
	Unadjusted	significant	Significant
	quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$79,937	$—	$—	$79,937
Data Centers	10,659	—	—	10,659
Diversified	36,723	—	—	36,723
Free Standing	8,997	—	—	8,997
Health Care	44,583	—	—	44,583
Industrial	26,707	—	—	26,707
Lodging/Resorts	47,258	—	—	47,258
Manufactured Homes	3,253	—	—	3,253
Office	73,797	—	2,083	75,880
Regional Malls	103,573	—	—	103,573
Self Storage	39,297	—	—	39,297
Shopping Centers	42,505	—	—	42,505
Single Family Homes	6,535	—	—	6,535
Specialty	3,171	—	—	3,171
Total Common Stocks	526,995	—	2,083	529,078
Short-Term Investment
Investment Company	5,765	—	—	5,765
Total Assets	$532,760	$—	$2,083	$534,843

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)

Beginning Balance	$10,345
Purchases	—
Sales	(6,566)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(1,127)
Change in unrealized appreciation (depreciation)	(1,367)
Realized gains (losses)	798
Ending Balance	$2,083

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$(3)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017.

	Fair Value at	Valuation	Unobservable
U.S. Real Estate	March 31, 2017 (000)	Technique	Input
Office
Common Stock	$2,083	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Small Company Growth
Assets:
Common Stocks
Aerospace & Defense	$149	$—	$—	$149
Biotechnology	172	—	—	172
Capital Markets	90	—	—	90
Consumer Finance	95	—	—	95
Health Care Equipment & Supplies	173	—	—	173
Health Care Providers & Services	346	—	—	346
Health Care Technology	1,636	—	—	1,636
Hotels, Restaurants & Leisure	1,536	—	—	1,536
Internet & Direct Marketing Retail	299	—	—	299
Internet Software & Services	2,070	—	—	2,070
Machinery	563	—	—	563
Professional Services	883	—	—	883
Software	1,212	—	—	1,212
Specialty Retail	492	—	—	492
Total Common Stocks	9,716	—	—	9,716
Short-Term Investments
Investment Company	987	—	—	987
Repurchase Agreements	—	40	—	40
Total Short-Term Investments	987	40	—	1,027
Total Assets	$10,703	$40	$—	$10,743

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stock (000)		Preferred Stocks (000)		Promissory Notes (000)

Beginning Balance	$—	†	$—	†	$—	†
Purchases	—		—		—
Sales	—		—		—
Amortization of discount	—		—		—
Transfers in	—		—		—
Transfers out	—		—		—
Corporate actions	—		(155)		(61)
Change in unrealized appreciation (depreciation)	—		155		61
Realized gains (losses)	—		—		—
Ending Balance	$—		$—		$—

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$—		$—		$—

†        Includes one or more securities which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Automobiles	$12,831	$—	$—	$12,831
Biotechnology	1,263	—	—	1,263
Capital Markets	7,191	—	—	7,191
Diversified Financial Services	2,848	—	—	2,848
Health Care Equipment & Supplies	13,254	—	—	13,254
Health Care Technology	11,901	—	—	11,901
Hotels, Restaurants & Leisure	5,463	—	—	5,463
Information Technology Services	15,747	—	—	15,747
Internet & Direct Marketing Retail	28,897	—	—	28,897
Internet Software & Services	41,369	—	—	41,369
Life Sciences Tools & Services	12,447	—	—	12,447
Semiconductors & Semiconductor Equipment	7,069	—	—	7,069
Software	32,237	—	—	32,237
Total Common Stocks	192,517	—	—	192,517
Preferred Stocks	—	—	7,840	7,840
Call Option Purchased	—	1	—	1
Short-Term Investments
Investment Company	7,950	—	—	7,950
Repurchase Agreements	—	91	—	91
Total Short-Term Investments	7,950	91	—	8,041
Total Assets	$200,467	$92	$7,840	$208,399

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Preferred Stocks (000)
Beginning Balance	$7,844
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(4)
Realized gains (losses)	—
Ending Balance	$7,840

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$(4)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Growth	Fair Value at March 31, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Electronic Equipment, Instuments & Components
Preferred Stock	$1,058	Discounted Cash Flow	Weighted Average Cost of Capital	25.0%	27.0%	26.0%	Decrease
			Perpetual Growth Rate
			Enterprise	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Value/Revenue	10.6x	24.7x	19.4x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Internet & Direct Marketing Retail
Preferred Stocks	$3,445	Market Transaction Method	Precedent Transaction	$105.00	$105.00	$105.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	9.8x	16.2x	12.8x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$3,118	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase

Internet Software & Services
Preferred Stock	$219	Market Transaction Method	Pending Transaction	$8.15	$9.05	$8.60	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.0%	20.0%	19.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.8x	7.6x	5.5x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2017